  MAS                                            Institutional class Prospectus
--------
MAS FUND


                             FIXED INCOME PORTFOLIO
                                MARCH 16, 1998,
                            AS REVISED JUNE 16, 1998

Client Services: 1-800-354-8185    Prices and Investment Results: 1-800-522-1525

MAS FUNDS (the Fund) is a no-load mutual fund consisting of twenty-nine portfolios, one of which is described in this Prospectus. This Prospectus offers the Institutional Class Shares of the Fixed Income Portfolio (the "portfolio").

The portfolio may invest to varying degrees in high yield, high risk securities which are speculative with regard to payment of interest and return of principal (commonly referred to as junk bonds); therefore, investments in this portfolio may not be suitable for all investors. See High Yield Investing in the Glossary of Strategies for additional information regarding certain risks associated with investment in such securities.

                            PORTFOLIO PAGE REFERENCE

                        How to Use This Prospectus:      2

                        Portfolio Summary:               8

                        Prospectus Glossary:
                                Strategies               9
                                Investments             11

                        General Shareholder
                                Information:            19

                        Table of Contents:      Back Cover

This Prospectus, which should be retained for future reference, sets forth concisely information that you should know before you invest. A Statement of Additional Information containing additional information about the Fund has been filed with the Securities and Exchange Commission. Such Statement is dated January 31, 1998 as revised from time to time, and has been incorporated by reference into this Prospectus. A copy of the Statement may be obtained, without charge, by writing to the Fund or by calling the Client Services Group at the telephone number shown above.


  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
   EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED
               UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




Miller
Anderson
& Sherrerd, LLP __ONE TOWER BRIDGE o WEST CONSHOHOCKEN, PA 19428 o 800-354-8185

EXPENSE SUMMARY - INSTITUTIONAL CLASS SHARES

The following tables illustrate the various expenses and fees that a shareholder in the portfolio will incur either directly or indirectly. The Adviser may from time to time waive fees or reimburse expenses thereby reducing total operating expenses.

           SHAREHOLDER TRANSACTION EXPENSES:
           Sales Load Imposed on Purchases                          None
           Sales Load Imposed on Reinvested Dividends               None
           Redemption Fees                                          None
           Exchange Fees                                            None

           ANNUAL FUND OPERATING EXPENSES:
           (as a percentage of average net assets after
           fee waivers)
           12b-1 Fees                                               None
           Shareholder Servicing Fee                                None


                                   INVESTMENT                       TOTAL
                                    ADVISORY          OTHER        OPERATING
                   PORTFOLIO         FEES            EXPENSES       EXPENSES
--------------------------------------------------------------------------------
Fixed Income                         0.375%          0.105%         0.480%

The Total Operating Expense ratios reflected in the table above may be higher than the ratio of expenses actually deducted from portfolio assets because of the effect of expense offset arrangements. The result of such arrangements is to offset expenses that otherwise would be deducted from portfolio assets. Amounts in the above table have been restated to reflect current fees and expenses.

EXAMPLE

The purpose of this table is to assist in understanding the various expenses that a shareholder in the portfolio will bear directly or indirectly. The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods assuming (1) a 5% annual rate of return, and (2) redemption at the end of each time period. The example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

       Portfolio               1 Year        3 Year       5 Year       10 Year
-------------------------------------------------------------------------------
Fixed Income                      $5           $15          $27          $60

                           HOW TO USE THIS PROSPECTUS

A PROSPECTUS SUMMARY begins on page 3;

FINANCIAL HIGHLIGHTS and a description of YIELD AND TOTAL RETURN begin on page 5;

GENERAL INFORMATION including INVESTMENT LIMITATIONS begins on page 6;

A SUMMARY PAGE for the portfolio's Objective, Policies and Strategies begins on page 8;

The PROSPECTUS GLOSSARY which defines specific Allowable Investments, Policies and Strategies printed in bold type throughout this Prospectus begins on page 9; and

GENERAL SHAREHOLDER INFORMATION begins on page 19.

-------------------------------------------------------------------------------
MAS Fund - 2          Terms in BOLD TYPE are defined in the Prospectus Glossary

SUMMARY INFORMATION:

The following information should be read in conjunction with the specific information about the portfolio.

OBJECTIVES: The portfolio seeks to achieve its investment objective relative to the universe of securities in which it is authorized to invest and, accordingly, the total return or current income achieved by the portfolio may not be as great as that achieved by another portfolio that can invest in a broader range of securities. The portfolio will seek to produce total return by actively trading portfolio securities. The objective of the portfolio is fundamental and may only be changed with approval of holders of a majority of the shares of the portfolio. The achievement of the portfolio's objective cannot be assured.

RISK FACTORS: Prospective investors in the Fund should consider the following factors as they apply to the portfolio's allowable investments and policies. See the Prospectus Glossary for more information on terms printed in BOLD
TYPE:

* The portfolio may invest in REPURCHASE AGREEMENTS, which entail a risk of loss should the seller default in its obligation to repurchase the security which is the subject of the transaction;

* The portfolio may participate in a SECURITIES LENDING program which entails a risk of loss should a borrower fail financially;

* FIXED-INCOME SECURITIES will be affected by general changes in interest rates resulting in increases or decreases in the value of the obligations held by the portfolio. The value of FIXED-INCOME SECURITIES can be expected to vary inversely to changes in prevailing interest rates, i.e., as interest rates decline, market value tends to increase and vice versa. Certain FIXED INCOME SECURITIES may be highly sensitive to interest rate changes, and highly sensitive to the rate of principal payments (including prepayments on underlying mortgage assets). Investments in securities rated below investment grade, generally referred to as HIGH YIELD, high risk or junk bonds, carry a high degree of credit risk and are considered speculative by the major rating agencies;

* COMMON STOCKS are subject to market risks which may cause their prices to fluctuate over time. Changes in the value of portfolio securities will not necessarily affect cash income derived from these securities, but will affect the portfolio's net asset value;

* Investments in foreign securities involve certain special considerations which are not typically associated with investing in U.S. companies. The portfolio may also engage in foreign currency exchange transactions. See FORWARDS, FUTURES & OPTIONS, and SWAPS;

* Securities purchased on a WHEN-ISSUED basis may decline or appreciate in market value prior to their actual delivery to the portfolio;

* The portfolio may invest a portion of its assets in DERIVATIVES including FUTURES & OPTIONS. Futures contracts, options and options on futures contracts entail certain costs and risks, including imperfect correlation between the value of the securities held by the portfolio and the value of the particular derivative instrument, and the risk that a portfolio could not close out a futures or options position when it would be most advantageous to do so; and

* The portfolio may invest in certain instruments such as FORWARDS, certain types of FUTURES & OPTIONS, certain types of MORTGAGE SECURITIES and WHEN-ISSUED SECURITIES which require the portfolio to segregate some or all of its cash or liquid securities to cover its obligations pursuant to such instruments. As asset segregation reaches certain levels, the portfolio may lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations and may be forced to sell other securities that it wanted to retain or to realize unintended gains or losses.

-------------------------------------------------------------------------------
Terms in BOLD TYPE are defined in the Prospectus Glossary         MAS Fund - 3

HOW TO INVEST: Institutional Class Shares of the portfolio are available to clients of the Adviser with combined investments of $5,000,000 and Shareholder Organizations who have a contractual arrangement with the Fund or the Fund's Distributor, including institutions such as trusts, foundations or broker-dealers purchasing for the accounts of others. Shares are offered directly to investors without a sales commission at the net asset value of the portfolio next determined after receipt of the order. Share purchases may be made by sending investments directly to the Fund, subject to acceptance by the Fund. The Fund also offers Investment and Adviser Class Shares which differ from the Institutional Class Shares in expenses charged and purchase requirements. Further information relating to the other classes may be obtained by calling 800-354-8185.

HOW TO REDEEM: Shares of the portfolio may be redeemed at any time at the net asset value of the portfolio next determined after receipt of the redemption request. The redemption price may be more or less than the purchase price. See Redemption of Shares and Shareholder Services.

THE FUND'S INVESTMENT ADVISER: Miller Anderson & Sherrerd, LLP (the "Adviser") is a Pennsylvania limited liability partnership founded in 1969, wholly owned by indirect subsidiaries of Morgan Stanley Dean Witter & Co., and is located at One Tower Bridge, West Conshohocken, PA 19428. The Adviser provides investment counseling services to employee benefit plans, endowments, foundations and other institutional investors, and as of March 31, 1998 had in excess of $67.1 billion in assets under management.

THE FUND'S DISTRIBUTOR: MAS Fund Distribution, Inc. (the "Distributor") provides distribution services to the Fund.









-------------------------------------------------------------------------------
MAS Fund - 4          Terms in BOLD TYPE are defined in the Prospectus Glossary

             FINANCIAL HIGHLIGHTS - FISCAL YEARS ENDED SEPTEMBER 30

                 Selected per share data and ratios for a share
                       outstanding throughout each period

     The following information should be read in conjunction with the Fund's financial statements which are included in the Annual Report to Shareholders incorporated by reference in the Statement of Additional Information. The Fund's financial statements for the year ended September 30, 1997 have been examined by Price Waterhouse LLP whose opinion thereon (which was unqualified) is also incorporated by reference in the Statement of Additional Information. (Data is adjusted to reflect a 2.5 for 1 share split as of August 13, 1993.)


                                         NET GAINS                         DIVIDEND
            NET ASSET                    OR LOSSES                       DISTRIBUTIONS    CAPITAL GAIN
             VALUE-          NET       ON SECURITIES     TOTAL FROM          (NET         DISTRIBUTIONS
            BEGINNING     INVESTMENT   (REALIZED AND     INVESTMENT       INVESTMENT      (REALIZED NET         OTHER
            OF PERIOD      INCOME       UNREALIZED)      ACTIVITIES         INCOME)       CAPITAL GAINS)     DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------------------------
FIXED INCOME PORTFOLIO (COMMENCEMENT OF INSTITUTIONAL CLASS OPERATIONS 11/14/84)
1997++       $11.83        $0.80           $0.50            $1.30          ($0.78)           ($0.13)             --
1996          11.82         0.78            0.08             0.86           (0.79)            (0.06)             --
1995          10.93         0.80            0.69             1.49           (0.60)              --               --
1994          12.86         0.77           (1.28)           (0.51)          (0.82)            (0.47)           $0.13)#
1993          12.67         0.88            0.75             1.63           (0.83)            (0.61)             --
1992          12.20         0.90            0.74             1.64           (1.02)            (0.15)             --
1991          10.94         0.94            1.25             2.19           (0.93)              --               --
1990          11.64         0.92           (0.49)            0.43           (1.03)            (0.10)             --
1989          11.40         0.90            0.11             1.01           (0.76)            (0.01)             --
1988          10.86         0.97            0.43             1.40           (0.86)              --               --


                       NET ASSETS-          NET ASSETS-     RATIO OF      RATIO OF
                          VALUE-              END OF        EXPENSES     NET INCOME   PORTFOLIO    AVERAGE
              TOTAL       END OF     TOTAL     PERIOD      TO AVERAGE    TO AVERAGE    TURNOVER  COMMISSION
          DISTRIBUTIONS   PERIOD    RETURN*  (THOUSANDS)   NET ASSETS+   NET ASSETS     RATE      RATE**
-------------------------------------------------------------------------------------------------------------------------
1997++       ($0.91)     $12.22     11.47%  $3,219,987       0.49%          6.73%        179%        --
1996          (0.85)      11.83      7.63    1,790,146       0.48           6.77         162         --
1995          (0.60)      11.82     14.19    1,487,409       0.49           7.28         140         --
1994          (1.42)      10.93     (4.43)   1,194,957       0.49           6.79         100         --
1993          (1.44)      12.86     14.26      909,738       0.47           7.06         144         --
1992          (1.17)      12.67     14.35      859,712       0.47           7.50         137         --
1991          (0.93)      12.20     21.12      831,547       0.47           8.25         143         --
1990          (1.13)      10.94      3.79      666,736       0.46           8.43         209         --
1989          (0.77)      11.64      9.25      559,995       0.47           8.36         100         --
1988          (0.86)      11.40     13.43      405,385       0.49           8.91         168         --

NOTES TO THE FINANCIAL HIGHLIGHTS

*    Total return figures for partial years are not annualized.
** For fiscal years beginning on or after September 1, 1995, a fund is required to disclose the average commission rate per share paid for security transactions on which commissions were charged.
#    Represents distributions in excess of net realized gains.
+ For the respective periods ended September 30, the Ratio of Expenses to Average Net Assets excludes the effect of expense offsets. If expense offsets were included, the Ratio of Expenses to Average Net Assets would be as follows for the respective periods.

        PORTFOLIO                      1995            1996           1997
        ---------                      ----            ----           ----
        Fixed Income                   0.48%           0.48%          0.48%

++ Per share amounts for the year ended September 30, 1997, are based on average shares outstanding.

-------------------------------------------------------------------------------
Terms in BOLD TYPE are defined in the Prospectus Glossary          MAS Fund - 5

YIELD AND TOTAL RETURN:

From time to time the portfolio advertises its yield and total return. BOTH YIELD AND TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The average annual total return reflects changes in the price of the portfolio's shares and assumes that any income dividends and/or capital gain distributions made by the portfolio during the period were reinvested in additional shares of the portfolio. Figures will be given for one-, five- and ten-year periods ending with the most recent calendar quarter-end (if applicable), and may be given for other periods as well (such as from commencement of the portfolio's operations).

The yield of the portfolio is computed by dividing the net investment income per share (using the average number of shares entitled to receive dividends) earned during a 30-day period by the closing price per share on the last day of the period. For the purpose of determining net investment income, the calculation includes as expenses of the portfolio all recurring fees and any non recurring charges for the period stated.

The performance of the portfolio may be compared to data prepared by independent services which monitor the performance of investment companies, data reported in financial and industry publications, returns of other investment advisers and mutual funds, and various indices as further described in the Statement of Additional Information.

The performance of Institutional Class Shares, Investment Class Shares and Adviser Class Shares differs because of any class-specific expenses paid by each class and the shareholder servicing fees charged to Investment Class Shares and distribution fees charged to Adviser Class Shares.

The Annual Report to Shareholders of the Fund for the Fund's most recent fiscal year-end contains additional performance information that includes comparisons with appropriate indices. The Annual Report is available without charge upon request by writing to the Fund or calling the Client Services Group at the telephone number shown on the front cover of this Prospectus.

GENERAL INFORMATION

SUITABILITY: The portfolio is designed for long-term investors who can accept the risks entailed in investing in the stock and bond markets, and is not meant to provide a vehicle for playing short-term swings in the market. The portfolio is designed principally for the investments of tax-exempt fiduciary investors who are entrusted with the responsibility of investing assets held for the benefit of others. Since such investors are not subject to Federal income taxes, securities transactions for the portfolio will not be influenced by the different tax treatment of capital gains and dividend income under the Internal Revenue Code.

SECURITIES LENDING: The portfolio may lend its securities to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional income. Loans of securities will be collateralized by cash, letters of credit, or securities issued or guaranteed by the U.S. Government or its agencies. The collateral will equal at least 100% of the current market value of the loaned securities. In addition, the portfolio will not loan its portfolio securities to the extent that greater than one-third of its total assets, at fair market value, would be committed to loans at that time.

ILLIQUID SECURITIES/RESTRICTED SECURITIES: The portfolio may invest up to 15% of its net assets in securities that are illiquid by virtue of the absence of a readily available market, or because of legal or contractual restrictions on resale. This policy does not limit the acquisition of (i) restricted securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 or (ii) commercial paper issued pursuant to Section 4(2) under the Securities Act of 1933, that are determined to be liquid in accordance with guidelines established by the Fund's Board of Trustees.

TURNOVER: The Adviser manages the portfolio generally without regard to restrictions on annual turnover. In general, the portfolio will not trade for short-term profits, but when circumstances warrant, investments may be sold without regard to the length of time held.

-------------------------------------------------------------------------------
MAS Fund - 6          Terms in BOLD TYPE are defined in the Prospectus Glossary

The annual turnover rate of the portfolio will ordinarily exceed 100% due to changes in portfolio duration, yield curve strategy or commitments with respect to forward delivery mortgage-backed securities.

High rates of annual turnover necessarily result in correspondingly heavier brokerage and portfolio trading costs which are paid by the portfolio. Trading in FIXED-INCOME SECURITIES does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. In addition to portfolio trading costs, higher rates of annual turnover may result in the realization of capital gains. To the extent net short-term capital gains are realized, any distributions resulting from such gains are considered ordinary income for federal income tax purposes. The annual turnover rate for the portfolio is shown in the Financial Highlights under "Portfolio Turnover Rate."

CASH EQUIVALENTS/TEMPORARY DEFENSIVE INVESTING: Although the portfolio intends to remain substantially fully invested, a small percentage of the portfolio's assets is generally held in the form of CASH EQUIVALENTS in order to meet redemption requests and otherwise manage the daily affairs of the portfolio. In addition, the portfolio may, when the Adviser deems that market conditions are such that a temporary defensive approach is desirable, invest in CASH EQUIVALENTS without limit. In addition, the Adviser may, for temporary defensive purposes, increase or decrease the average weighted maturity or duration of the portfolio without regard to the portfolio's usual average weighted maturity.

CONCENTRATION: Concentration is defined as investment of 25% or more of a portfolio's total assets in the securities of issuers operating in any one industry. Except as provided in the portfolio's specific investment policies, or as detailed in Investment Limitations, the portfolio will not concentrate investments in any one industry.

INVESTMENT LIMITATIONS: The portfolio is subject to certain limitations designed to reduce its exposure to specific situations. Some of these limitations are:

(a) with respect to 75% of its assets, the portfolio will not purchase securities of any issuer if, as a result, more than 5% of the portfolio's total assets taken at market value would be invested in the securities of any single issuer except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities; and

(b) with respect to 75% of its assets, the portfolio will not purchase a security if, as a result, the portfolio would hold more than 10% of the outstanding voting securities of any issuer.

Limitations (a) and (b) and certain other limitations described in the Statement of Additional Information are fundamental and may be changed only with the approval of the holders of a majority of the shares of the portfolio. Other investment limitations described here and in the Statement of Additional Information are not fundamental policies; meaning that the Board of Trustees may change them without shareholder approval. If a percentage limitation on investment or utilization of assets as set forth in this prospectus or the Statement of Additional Information is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value or total cost of the portfolio's assets will not be considered a violation of the restriction, and the sale of securities will not be required.



-------------------------------------------------------------------------------
Terms in BOLD TYPE are defined in the Prospectus Glossary          MAS Fund - 7

FIXED INCOME PORTFOLIO

Objective:             To achieve above-average total return over a market cycle
                       of three to five years, consistent with reasonable risk, by investing in a diversified portfolio of U.S.
                       Government securities, corporate bonds (including bonds rated below investment grade, commonly referred to as junk bonds), foreign fixed-income securities and mortgage-backed securities of domestic issuers and other fixed-income securities. The portfolio's average weighted maturity will ordinarily be greater than five years.

Approach:              The Adviser actively manages the maturity and duration
                       structure of the portfolio in anticipation of long-term trends in interest rates and inflation. Investments are diversified among a wide variety of FIXED-INCOME
                       SECURITIES in all market sectors.

Policies:             Generally at least 65% invested in FIXED-INCOME
                      SECURITIES May invest greater than 50% in MORTGAGE
                      SECURITIES DERIVATIVES may be used to pursue portfolio strategy

Quality
Specifications:       80% INVESTMENT GRADE SECURITIES
                      Up to 20% HIGH YIELD

Maturity and
Duration:             Average weighted maturity generally greater than 5
                      years

Allowable Investments:      AGENCIES            FLOATERS               INVESTMENT COMPANIES         STRUCTURED NOTES
                            ASSET-BACKEDS       FOREIGN BONDS          LOAN PARTICIPATIONS          SWAPS
                            BRADY BONDS         FOREIGN CURRENCY       MORTGAGE SECURITIES          U.S. GOVERNMENTS
                            CASH EQUIVALENTS    FORWARDS               MUNICIPALS                   WHEN-ISSUED SECURITIES
                            CMOS                FUTURES & OPTIONS      PREFERRED STOCK              YANKEES
                            CONVERTIBLES        HIGH YIELD             REPURCHASE AGREEMENTS        ZERO COUPONS
                            CORPORATES          INVERSE FLOATERS       SMBS

Comparative Index:          Salomon Broad Investment Grade
                            Lehman Brothers Aggregate

Strategies:                 MATURITY AND DURATION MANAGEMENT
                            VALUE INVESTING
                            MORTGAGE INVESTING
                            HIGH YIELD INVESTING
                            FOREIGN INVESTING
                            FOREIGN FIXED INCOME INVESTING

Portfolio
Management Team:            Thomas L. Bennett, Kenneth B. Dunn and Richard B. Worley


-------------------------------------------------------------------------------
MAS Fund - 8        Terms in BOLD TYPE are defined in the Prospectus Glossary

                              PROSPECTUS GLOSSARY

            CHARACTERISTICS AND RISKS OF STRATEGIES AND INVESTMENTS


STRATEGIES

FOREIGN FIXED INCOME INVESTING: The Adviser invests in FOREIGN BONDS and other FIXED-INCOME SECURITIES denominated in foreign currencies, where, in the opinion of the Adviser, the combination of current yield and currency value offer attractive expected returns. When the total return opportunities in a foreign bond market appear attractive in local currency terms, but where in the Adviser's judgment unacceptable currency risk exists, currency FUTURES & OPTIONS, FORWARDS and SWAPS may be used to hedge the currency risk.

FOREIGN INVESTING: Investors should recognize that investing in FOREIGN BONDS and foreign equities involves certain special considerations which are not typically associated with investing in domestic securities.

As non-U.S. companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to U.S. companies, there may be less publicly available information about certain foreign securities than about U.S. securities. FOREIGN BONDS and foreign equities may be less liquid and more volatile than securities of comparable U.S. companies. There is generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries. Additionally, there may be difficulty in obtaining and enforcing judgments against foreign issuers.

Since FOREIGN BONDS and foreign equities may be denominated in foreign currencies, and since the portfolio may temporarily hold uninvested reserves in bank deposits of foreign currencies prior to reinvestment or conversion to U.S. dollars, the portfolio may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies.

Although the portfolio will endeavor to achieve the most favorable execution costs in its portfolio transactions in foreign securities, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. In addition, it is expected that the expenses for custodial arrangements of the portfolio's foreign securities will be greater than the expenses for the custodial arrangements for handling U.S. securities of equal value. Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion of foreign withholding taxes will reduce the income the portfolio receives from the companies comprising the portfolio's investments.

HIGH YIELD INVESTING: Involves investing in HIGH YIELD securities based on the Adviser's analysis of economic and industry trends and individual security characteristics. The Adviser conducts credit analysis for each security considered for investment to evaluate its attractiveness relative to its risk. A high level of diversification is also maintained to limit credit exposure to individual issuers.

To the extent the portfolio invests in HIGH YIELD securities it will be exposed to a substantial degree of credit risk. Lower-rated bonds are considered speculative by traditional investment standards. HIGH YIELD securities may be issued as a consequence of corporate restructuring or similar events. Also, HIGH YIELD securities are often issued by smaller, less credit worthy companies, or by highly leveraged (indebted) firms, which are generally less able than more established or less leveraged firms to make scheduled payments of interest and principal. The risks posed by securities issued under such circumstances are substantial.

The market for HIGH YIELD securities is still relatively new. Because of this, a long-term track record for bond default rates does not exist. In addition, the secondary market for high yield securities is generally less liquid than that for investment grade corporate securities. In periods of reduced market liquidity, high yield bond prices may become more volatile, and both the high yield market and the portfolio may experience sudden and substantial price declines. This lower liquidity might have an effect on the portfolio's ability to value or dispose of such securities. Also, there

--------------------------------------------------------------------------------
Terms in BOLD TYPE are defined in the Prospectus Glossary          MAS Fund - 9
may be significant disparities in the prices quoted for high yield securities by various dealers. Under such conditions, the portfolio may find it difficult to value its securities accurately. The portfolio may also be forced to sell securities at a significant loss in order to meet shareholder redemptions. These factors add to the risks associated with investing in HIGH YIELD securities.

High yield bonds may also present risks based on payment expectations. For example, high yield bonds may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the portfolio would have to replace the security with a lower yielding security, resulting in a decreased return for investors.

Certain types of high yield bonds are non-income paying securities. For example, ZERO COUPONS pay interest only at maturity and payment-in-kind bonds pay interest in the form of additional securities. Payment in the form of additional securities, or interest income recognized through discount accretion, will, however, be treated as ordinary income which will be distributed to shareholders even though the portfolio does not receive periodic cash flow from these investments.

MATURITY AND DURATION MANAGEMENT: One of two primary components of the Adviser's fixed-income investment strategy is maturity and duration management. The maturity and duration structure of the portfolio is actively managed in anticipation of cyclical interest rate changes. Adjustments are not made in an effort to capture short-term, day-to-day movements in the market, but instead are implemented in anticipation of longer term shifts in the levels of interest rates. Adjustments made to shorten portfolio maturity and duration are made to limit capital losses during periods when interest rates are expected to rise. Conversely, adjustments made to lengthen maturity are intended to produce capital appreciation in periods when interest rates are expected to fall. The foundation for maturity and duration strategy lies in analysis of the U.S. and global economies, focusing on levels of real interest rates, monetary and fiscal policy actions, and cyclical indicators. See VALUE INVESTING for a description of the second primary component of the Adviser's fixed-income strategy.

About Maturity and Duration: Most debt obligations provide interest (coupon) payments in addition to a final (par) payment at maturity. Some obligations also have call provisions. Depending on the relative magnitude of these payments and the nature of the call provisions, the market values of debt obligations may respond differently to changes in the level and structure of interest rates. Traditionally, a debt security's term-to-maturity has been used as a proxy for the sensitivity of the security's price to changes in interest rates (which is the interest rate risk or volatility of the security). However, term-to-maturity measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity.

Duration is a measure of the expected life of a FIXED-INCOME SECURITY that was developed as a more precise alternative to the concept of term-to-maturity. Duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure. Duration is one of the fundamental tools used by the Adviser in the selection of FIXED-INCOME SECURITIES. Duration is a measure of the expected life of a FIXED-INCOME SECURITY on a present value basis. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable bond, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any FIXED-INCOME SECURITY with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, all other factors being the same, the lower the stated or coupon rate of interest of a fixed-income security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a FIXED-INCOME SECURITY, the shorter the duration of the security.

There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities' interest rate exposure. In these and other similar situations, the Adviser will use sophisticated analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure.

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MAS Fund - 10    Terms in BOLD TYPE are defined in the Prospectus Glossary

MORTGAGE INVESTING: At times it is anticipated that greater than 50% of the portfolio's assets may be invested in mortgage-related securities. These include MORTGAGE SECURITIES which represent interests in pools of mortgage loans made by lenders such as commercial banks, savings and loan associations, mortgage bankers and others. The pools are assembled by various organizations, including the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC), Fannie Mae, other government agencies, and private issuers. It is expected that a portfolio's primary emphasis will be in MORTGAGE SECURITIES issued by the various government-related organizations. However, the portfolio may invest, without limit, in MORTGAGE SECURITIES issued by private issuers when the Adviser deems that the quality of the investment, the quality of the issuer, and market conditions warrant such investments. Securities issued by private issuers will be rated investment grade by Moody's or Standard & Poor's or be deemed by the Adviser to be of comparable investment qualtity.

VALUE INVESTING: One of two primary components of the Adviser's fixed-income strategy is value investing, whereby the Adviser seeks to identify undervalued sectors and securities through analysis of credit quality, option characteristics and liquidity. Quantitative models are used in conjunction with judgment and experience to evaluate and select securities with embedded put or call options which are attractive on a risk- and option-adjusted basis. Successful value investing will permit the portfolio to benefit from the price appreciation of individual securities during periods when interest rates are unchanged. See MATURITY AND DURATION MANAGEMENT for a description of the other key component of the Adviser's fixed-income investment strategy.

INVESTMENTS

The portfolio may invest in the securities defined below in accordance with its listing of Allowable Investments and any quality or policy constraints.

AGENCIES: are securities which are not guaranteed by the U.S. Government, but which are issued, sponsored or guaranteed by a federal agency or federally sponsored agency such as the Student Loan Marketing Association or any of several other agencies.

ASSET-BACKEDS: are securities collateralized by shorter term loans such as automobile loans, home equity loans, computer leases, or credit card receivables. The payments from the collateral are passed through to the security holder. The collateral behind asset-backed securities tends to have prepayment rates that do not vary with interest rates. In addition the short-term nature of the loans reduces the impact of any change in prepayment level. Due to amortization, the average life for these securities is also the conventional proxy for maturity.

Possible Risks: Due to the possibility that prepayments (on automobile loans and other collateral) will alter the cash flow on asset-backed securities, it is not possible to determine in advance the actual final maturity date or average life. Faster prepayment will shorten the average life and slower prepayments will lengthen it. However, it is possible to determine what the range of that movement could be and to calculate the effect that it will have on the price of the security. In selecting these securities, the Adviser will look for those securities that offer a higher yield to compensate for any variation in average maturity.

BRADY BONDS: are debt obligations which are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the Brady Plan). Brady Bonds have been issued fairly recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are dollar-denominated) and they are activel y traded in the over-the-counter secondary market. For further information on these securities, see the Statement of Additional Information. The portfolio will only invest in Brady Bonds consistent with quality specifications.

CASH EQUIVALENTS: are short-term fixed-income instruments comprising:

(1) Time deposits, certificates of deposit (including marketable variable rate certificates of deposit) and bankers' acceptances issued by a commercial bank or savings and loan association. Time deposits are non-negotiable deposits
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Terms in BOLD TYPE are defined in the Prospectus Glossary          MAS Fund - 11
maintained in a banking institution for a specified period of time at a stated interest rate. Certificates of deposit are negotiable short-term obligations issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity based upon a specified market rate. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

The portfolio may invest in obligations of U.S. banks, and in foreign branches of U.S. banks (Eurodollars) and U.S. branches of foreign banks (Yankee dollars). Euro and Yankee dollar investments will involve some of the same risks of investing in international securities that are discussed in the FOREIGN INVESTING section of this Prospectus.

The portfolio will not invest in any security issued by a commercial bank unless
(i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, or, in the case of domestic banks which do not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation, (ii) in the case of U.S. banks, it is a member of the Federal Deposit Insurance Corporation, and (iii) in the case of foreign branches of U.S. banks, the security is deemed by the Adviser to be of an investment quality comparable with other debt securities which may be purchased by the portfolio;

(2) The portfolio may invest in commercial paper rated at time of purchase by one or more Nationally Recognized Statistical Rating Organizations ("NRSRO") in one of their two highest categories, (e.g., A-l or A-2 by Standard & Poor's or Prime 1 or Prime 2 by Moody's), or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated high-grade by a NRSRO (e.g. A or better by Moody's, Standard & Poor's or Fitch);

(3) Short-term corporate obligations rated high-grade at the time of purchase by a NRSRO (e.g. A or better by Moody's, Standard & Poor's or Fitch);

(4) U.S. Government obligations including bills, notes, bonds and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. Government and differ mainly in interest rates, maturities and dates of issue;

(5) Government Agency securities issued or guaranteed by U.S. Government sponsored instrumentalities and Federal agencies. These include securities issued by the Federal Home Loan Banks, Federal Land Bank, Farmers Home Administration, Farm Credit Banks, Federal Intermediate Credit Bank, Fannie Mae, Federal Financing Bank, the Tennessee Valley Authority, and others; and

(6) REPURCHASE AGREEMENTS collateralized by securities listed above.

CMOS--COLLATERALIZED MORTGAGE OBLIGATIONS: are DERIVATIVES which are collateralized by mortgage pass-through securities. Cash flows from the mortgage pass-through securities are allocated to various tranches (a "tranche" is essentially a separate security) in a predetermined, specified order. Each tranche has a stated maturity - the latest date by which the tranche can be completely repaid, assuming no prepayments - and has an average life - the average of the time to receipt of a principal payment weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized (repaid a portion at a time), rather than being paid off entirely at maturity, as would be the case in a straight debt instrument.

Possible Risks: Due to the possibility that prepayments (on home mortgages and other collateral) will alter the cash flow on CMOs, it is not possible to determine in advance the actual final maturity date or average life. Faster prepayment will shorten the average life and slower prepayments will lengthen it. However, it is possible to determine what the range of that movement could be and to calculate the effect that it will have on the price of the security. In selecting these securities, the Adviser will look for those securities that offer a higher yield to compensate for any variation in average maturity.


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MAS Fund - 12         Terms in BOLD TYPE are defined in the Prospectus Glossary

Like bonds in general, MORTGAGE SECURITIES will generally decline in price when interest rates rise. Rising interest rates also tend to discourage refinancings of home mortgages with the result that the average life of MORTGAGE SECURITIES held by a portfolio may be lengthened. This extension of average life causes the market price of the securities to decrease further than if their average lives were fixed. In part to compensate for these risks, mortgages will generally offer higher yields than comparable bonds. However, when interest rates fall, mortgages may not enjoy as large a gain in market value due to prepayment risk because additional mortgage prepayments must be reinvested at lower interest rates.

CONVERTIBLES: are convertible bonds or shares of convertible PREFERRED STOCK which may be exchanged for a fixed number of shares of COMMON STOCK at the purchaser's option.

CORPORATES--Corporate bonds: are debt instruments issued by private corporations. Bondholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. The portfolio will buy Corporates subject to any quality constraints. If a security held by the portfolio is down-graded, the portfolio may retain the security if the Adviser deems retention of the security to be in the best interests of the portfolio.

DERIVATIVES: A financial instrument whose value and performance are based on the value and performance of another security or financial instrument. The Adviser will use derivatives only in circumstances where they offer the most economic means of improving the risk/reward profile of the portfolio. The Adviser will not use derivatives to increase portfolio risk above the level that could be achieved in the portfolio using only traditional investment securities. In addition, the Adviser will not use derivatives to acquire exposure to changes in the value of assets or indexes of assets that are not listed in the applicable Allowable Investments for the portfolio. Any applicable limitations are described under each investment definition. The portfolio may enter into over-the-counter Derivatives transactions with counterparties approved by the Adviser in accordance with guidelines established by the Board of Trustees. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties with ratings below AA. Derivatives include, but are not limited to, CMOS, FORWARDS, FUTURES AND OPTIONS, SMBS, STRUCTURED NOTES and SWAPS.

FIXED-INCOME SECURITIES: Commonly include but are not limited to U.S. GOVERNMENTS, ZERO COUPONS, AGENCIES, CORPORATES, HIGH YIELD, MORTGAGE SECURITIES, SMBS, CMOS, ASSET-BACKEDS, CONVERTIBLES, BRADY BONDS, FLOATERS, INVERSE FLOATERS, CASH EQUIVALENTS, REPURCHASE AGREEMENTS, PREFERRED STOCK, and FOREIGN BONDS.

FLOATERS--Floating and Variable Rate Obligations: are debt obligations with a floating or variable rate of interest, i.e. the rate of interest varies with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Certain floating or variable rate obligations may carry a demand feature that permits the holder to tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity. When the demand feature of certain floating or variable rate obligations represents an obligation of a foreign entity, the demand feature will be subject to certain risks discussed under FOREIGN INVESTING.

FOREIGN BONDS: are FIXED INCOME SECURITIES denominated in foreign currency and issued and traded primarily outside of the U.S., including: (1) obligations issued or guaranteed by foreign national governments, their agencies, instrumentalities, or political subdivisions; (2) debt securities issued, guaranteed or sponsored by supranational organizations established or supported by several national governments, including the World Bank, the European Community, the Asian Development Bank and others; (3) non-government foreign corporate debt securities; and (4) foreign MORTGAGE SECURITIES and various other mortgages and asset-backed securities.

FOREIGN CURRENCY: A portfolio investing in foreign securities will regularly transact security purchases and sales in foreign currencies. The portfolio may hold foreign currency or purchase or sell currencies on a forward basis (see FORWARDS).


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Terms in BOLD TYPE are defined in the Prospectus Glossary          MAS Fund - 13

FORWARDS--Forward Foreign Currency Exchange Contracts: are DERIVATIVES which are used to protect against uncertainty in the level of future foreign exchange rates. A forward foreign currency exchange contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Such contracts do not eliminate fluctuations caused by changes in the local currency prices of the securities, but rather, they establish an exchange rate at a future date. Also, although such contracts can minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they limit any potential gain that might be realized.

The portfolio may use currency exchange contracts in the normal course of business to lock in an exchange rate in connection with purchases and sales of securities denominated in foreign currencies (transaction hedge) or to lock in the U.S. dollar value of portfolio positions (position hedge). In addition, the portfolio may cross hedge currencies by entering into a transaction to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the portfolio has or expects to have portfolio exposure. The portfolio may also engage in proxy hedging which is defined as entering into positions in one currency to hedge investments denominated in another currency, where the two currencies are economically linked. The portfolio's entry into forward contracts, as well as any use of cross or proxy hedging techniques will generally require the portfolio to hold liquid securities or cash equal to the portfolio's obligations in a segregated account throughout the duration of the contract.

The portfolio may also combine forward contracts with investments in securities denominated in other currencies in order to achieve desired credit and currency exposures. Such combinations are generally referred to as synthetic securities. For example, in lieu of purchasing a foreign bond, the portfolio may purchase a U.S. dollar-denominated security and at the same time enter into a forward contract to exchange U.S. dollars for the contract's underlying currency at a future date. By matching the amount of U.S. dollars to be exchanged with the anticipated value of the U.S. dollar-denominated security, the portfolio may be able to lock in the foreign currency value of the security and adopt a synthetic investment position reflecting the credit quality of the U.S. dollar-denominated security.

There is a risk in adopting a transaction hedge or position hedge to the extent that the value of a security denominated in foreign currency is not exactly matched with the portfolio's obligation under the forward contract. On the date of maturity, the portfolio may be exposed to some risk of loss from fluctuations in that currency. Although the Adviser will attempt to hold such mismatching to a minimum, there can be no assurance that the Adviser will be able to do so. For proxy hedges, cross hedges or a synthetic position, there is an additional risk in that these transactions create residual foreign currency exposure. When the portfolio enters into a forward contract for purposes of creating a position hedge, transaction hedge, cross hedge or a synthetic security, it will generally be required to hold liquid securities or cash in a segregated account with a daily value at least equal to its obligation under the forward contract.

FUTURES & OPTIONS--Futures Contracts, Options on Futures Contracts and Options: are DERIVATIVES. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specific security, at a specified future time and price. An option is a legal contract that gives the holder the right to buy or sell a specified amount of the underlying security or futures contract at a fixed or determinable price upon the exercise of the option. A call option conveys the right to buy and a put option conveys the right to sell a specified quantity of the underlying security.

The portfolio will not enter into futures contracts to the extent that its outstanding obligations to purchase securities under these contracts in combination with its outstanding obligations with respect to options transactions would exceed 50% of its total assets. It will maintain assets sufficient to meet its obligations under such contracts in a segregated account with the custodian bank or will otherwise comply with the Securities and Exchange Commission's ("SEC's") position on asset coverage.

Possible Risks: The primary risks associated with the use of Futures and Options are (i) imperfect correlation between the change in market value of the securities held by the portfolio and the prices of futures and options relating to the stocks, bonds or futures contracts purchased or sold by the portfolio; and (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures position which could have an adverse impact on the portfolio's ability to execute futures and options strategies. Additional risks associated with options transactions are (i) the risk that an option will expire worthless; (ii) the risk that the issuer of an over-the-counter option will be unable to fulfill its obligation to the portfolio due to bankruptcy or related circumstances; (iii) the risk that options may exhibit greater short-term price volatility than the underlying security; and (iv) the risk that the portfolio may be forced to forego participation in the appreciation of the value of underlying securities, futures contracts or currency due to the writing of a call option.

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MAS Fund - 14        Terms in BOLD TYPE are defined in the Prospectus Glossary

HIGH YIELD: High yield securities are generally considered to be CORPORATES, PREFERRED STOCKS, and CONVERTIBLES rated Ba through C by Moody's or BB through D by Standard & Poor's, and unrated securities considered to be of equivalent quality. Securities rated less than Baa by Moody's or BBB by Standard & Poor's are classified as non-investment grade securities and are commonly referred to as junk bonds or high yield, high risk securities. Such securities carry a high degree of risk and are considered speculative by the major credit rating agencies. The following are excerpts from the Moody's and Standard & Poor's definitions for speculative-grade debt obligations:

     Moody's: Ba-rated bonds have "speculative elements" so their future "cannot be considered assured," and protection of principal and interest is "moderate" and "not well safeguarded during both good and bad times in the future." B-rated bonds "lack characteristics of a desirable investment" and the assurance of interest or principal payments "may be small." Caa-rated bonds are "of poor standing" and "may be in default" or may have "elements of danger with respect to principal or interest." Ca-rated bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C-rated bonds are the "lowest rated" class of bonds, and issues so rated can be regarded as having "extremely poor prospects" of ever attaining any real investment standing.

     Standard & Poor's: BB-rated bonds have "less near-term vulnerability to default" than B- or CCC-rated securities but face "major ongoing uncertainties . . . which may lead to inadequate capacity" to pay interest or principal. B-rated bonds have a "greater vulnerability to default than BB-rated bonds and the ability to pay interest or principal will likely be impaired by adverse business conditions." CCC-rated bonds have a currently identifiable "vulnerability to default" and, without favorable business conditions, will be "unable to repay interest and principal." The rating C is reserved for income bonds on which "no interest is being paid." Debt rated D is in "default", and "payment of interest and/or repayment of principal is in arrears."

While these securities offer high yields, they also normally carry with them a greater degree of risk than securities with higher ratings. Lower-rated bonds are considered speculative by traditional investment standards. High yield securities may be issued as a consequence of corporate restructuring or similar events. Also, high yield securities are often issued by smaller, less credit worthy companies, or by highly leveraged (indebted) firms, which are generally less able than more established or less leveraged firms to make scheduled payments of interest and principal. The price movement of these securities is influenced less by changes in interest rates and more by the financial and business position of the issuing corporation when compared to investment grade bonds.

The risks posed by securities issued under such circumstances are substantial. If a security held by the portfolio is down-graded, the portfolio may retain the security.

INVERSE FLOATERS--Inverse Floating Rate Obligations: are FIXED-INCOME SECURITIES, which have coupon rates that vary inversely at a multiple of a designated floating rate, such as LIBOR (London Inter-Bank Offered Rate). Any rise in the reference rate of an Inverse Floater (as a consequence of an increase in interest rates) causes a drop in the coupon rate while any drop in the reference rate of an Inverse Floater causes an increase in the coupon rate. Inverse Floaters may exhibit substantially greater price volatility than fixed rate obligations having similar credit quality, redemption provisions and maturity, and Inverse Floater CMOS exhibit greater price volatility than the majority of mortgage pass-through securities or CMOS. In addition, some Inverse Floater CMOS exhibit extreme sensitivity to changes in prepayments. As a result, the yield to maturity of an Inverse Floater CMO is sensitive not only to changes in interest rates but also to changes in prepayment rates on the related underlying mortgage assets.

INVESTMENT COMPANIES: The portfolio is permitted to invest in shares of other open-end or closed-end investment companies. The 1940 Act generally prohibits the portfolio from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of the portfolio's total assets in any one investment company and no more than 10% in any combination of investment companies. The 1940 Act also prohibits the portfolio from acquiring in the aggregate more than 10% of the outstanding voting shares of any registered closed-end investment company.


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Terms in BOLD TYPE are defined in the Prospectus Glossary          MAS Fund - 15

To the extent the portfolio invests a portion of its assets in Investment Companies, those assets will be subject to the expenses of the investment company as well as to the expenses of the portfolio itself. The portfolio may not purchase shares of any affiliated investment company except as permitted by SEC rule or order.

INVESTMENT GRADE SECURITIES: are those (a) rated by one or more nationally recognized statistical rating organization (NRSRO) in one of the four highest rating categories at the time of purchase (e.g. AAA, AA, A or BBB by Standard & Poor's Corporation (Standard & Poor's) or Fitch Investors Service, Inc., (Fitch) or Aaa, Aa, A or Baa by Moody's Investors Service, Inc. (Moody's)); (b) guaranteed by the U.S. Government or a private organization; or (c) considered by the Adviser to be investment grade quality. Securities rated BBB or Baa represent the lowest of four levels of Investment Grade Securities and are regarded as borderline between definitely sound obligations and those in which the speculative element begins to predominate. MORTGAGE SECURITIES, including mortgage pass-throughs and CMOS, deemed investment grade by the Adviser, will either carry a guarantee from an agency of the U.S. Government or a private issuer of the timely payment of principal and interest (such guarantees do not extend to the market value of such securities or the net asset value per share of the portfolio) or, in the case of unrated securities, be sufficiently seasoned that they are considered by the Adviser to be investment grade quality. The Adviser may retain securities if their ratings fall below investment grade if it deems retention of the security to be in the best interests of the portfolio. Any portfolio permitted to hold Investment Grade Securities may hold unrated securities if the Adviser considers the risks involved in owning that security to be equivalent to the risks involved in holding an Investment Grade Security.

LOAN PARTICIPATIONS: are loans or other direct debt instruments which are interests in amounts owed by a corporate, governmental or other borrower to another party. They may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve the risk of loss in case of default or insolvency of the borrower. Direct debt instruments may offer less legal protection to the portfolio in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Direct debt instruments may also include standby financing commitments that obligate the investing portfolio to supply additional cash to the borrower on demand.

MORTGAGE SECURITIES--Mortgage-backed securities represent an ownership interest in a pool of residential and commercial mortgage loans. Generally, these securities are designed to provide monthly payments of interest and principal to the investor. The mortgagee's monthly payments to his/her lending institution are passed through to investors such as the portfolio. Most issuers or poolers provide guarantees of payments, regardless of whether the mortgagor actually makes the payment. The guarantees made by issuers or poolers are supported by various forms of credit, collateral, guarantees or insurance, including individual loan, title, pool and hazard insurance purchased by the issuer. The pools are assembled by various governmental, government-related and private organizations. Portfolios may invest in securities issued or guaranteed by the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC), Fannie Mae, private issuers and other government agencies. There can be no assurance that the private insurers can meet their obligations under the policies. Mortgage Securities issued by non-agency issuers, whether or not such securities are subject to guarantees, may entail greater risk. If there is no guarantee provided by the issuer, mortgage-backed securities purchased by the portfolio will be those which at time of purchase are rated investment grade by one or more NRSRO, or, if unrated, are deemed by the Adviser to be of investment grade quality.

There are two methods of trading Mortgage Securities. A specified pool transaction is a trade in which the pool number of the security to be delivered on the settlement date is known at the time the trade is made. This is in contrast with the typical Mortgage Security transaction, called a TBA (to be announced) transaction, in which the type of Mortgage Securities to be delivered is specified at the time of trade but the actual pool numbers of the securities that will be delivered are not known at the time of the trade. The pool numbers of the pools to be delivered at settlement will be announced shortly before settlement takes place. The terms of the TBA trade may be made more specific if desired. Generally, agency pass-through Mortgage Securities are traded on a TBA basis.

A mortgage-backed bond is a collateralized debt security issued by a thrift or financial institution. The bondholder has a first priority perfected security interest in collateral, usually consisting of agency mortgage pass-through securities, although other assets, including U.S. Treasuries (including ZERO COUPON U.S. Treasuries), agencies, cash equivalent securities, whole loans and corporate bonds, may qualify. The amount of collateral must be continuously maintained at levels from 115% to 150% of the principal amount of the bonds issued, depending on the specific issue structure and collateral type.


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MAS Fund - 16         Terms in BOLD TYPE are defined in the Prospectus Glossary

Possible Risks: Due to the possibility that prepayments on home mortgages will alter cash flow on Mortgage Securities, it is not possible to determine in advance the actual final maturity date or average life. Like bonds in general, mortgage-backed securities will generally decline in price when interest rates rise. Rising interest rates also tend to discourage refinancings of home mortgages, with the result that the average life of Mortgage Securities held by the portfolio may be lengthened. This extension of average life causes the market price of the securities to decrease further than if their average lives were fixed. However, when interest rates fall, mortgages may not enjoy as large a gain in market value due to prepayment risk because additional mortgage prepayments must be reinvested at lower interest rates. Faster prepayment will shorten the average life and slower prepayments will lengthen it. However, it is possible to determine what the range of that movement could be and to calculate the effect that it will have on the price of the security. In selecting these securities, the Adviser will look for those securities that offer a higher yield to compensate for any variation in average maturity.

MUNICIPALS--Municipal Securities: are debt obligations issued by local, state and regional governments that provide interest income which is exempt from federal income taxes. Municipals include both municipal bonds (those securities with maturities of five years or more) and municipal notes (those with maturities of less than five years). Municipal bonds are issued for a wide variety of reasons: to construct public facilities, such as airports, highways, bridges, schools, hospitals, mass transportation, streets, water and sewer works; to obtain funds for operating expenses; to refund outstanding municipal obligations; and to loan funds to various public institutions and facilities. Certain industrial development bonds are also considered municipal bonds if their interest is exempt from federal income tax. Industrial development bonds are issued by or on behalf of public authorities to obtain funds for various privately-operated manufacturing facilities, housing, sports arenas, convention centers, airports, mass transpo rtation systems and water, gas or sewage works. Industrial development bonds are ordinarily dependent on the credit quality of a private user, not the public issuer.

General obligation municipal bonds are secured by the issuer's pledge of full faith, credit and taxing power. Revenue or special tax bonds are payable from the revenues derived from a particular facility or, in some cases, from a special excise or other tax, but not from general tax revenue.

Municipal notes are issued to meet the short-term funding requirements of local, regional and state governments. Municipal notes include bond anticipation notes, revenue anticipation notes and tax and revenue anticipation notes. These are short-term debt obligations issued by state and local governments to aid cash flows while waiting for taxes or revenue to be collected, at which time the debt is retired. Other types of municipal notes in which the portfolio may invest are construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments. Demand notes permit an investor (such as the portfolio) to demand from the issuer payment of principal plus accrued interest upon a specified number of days' notice. The portfolio may also purchase AMT bonds. AMT bonds are tax-exempt private activity bonds issued after August 7, 1986, the proceeds of which are directed, at least in part, to private, for-profit organizations. While the income from AMT bonds is exempt from regular federal income tax, it is a tax preference item in the calculation of the alternative minimum tax. The alternative minimum tax is a special separate tax that applies to a limited number of taxpayers who have certain adjustments to income or tax preference items.

PREFERRED STOCK: are non-voting ownership shares in a corporation which pay a fixed or variable stream of dividends.

REPURCHASE AGREEMENTS: are transactions by which the portfolio purchases a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase). The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. Such agreements permit the portfolio to keep all its assets at work while retaining overnight flexibility in pursuit of investments of a longer term nature. The Adviser will continually monitor the value of the underlying collateral to ensure that its value, including accrued interest, always equals or exceeds the repurchase price.

Pursuant to an order issued by the SEC, the Fund's portfolios may pool their daily uninvested cash balances in order to invest in Repurchase Agreements on a joint basis. By entering into Repurchase Agreements on a joint basis, it is expected that the portfolios will incur lower transaction costs and potentially obtain higher rates of interest on such Repurchase Agreements. Each portfolio's participation in the income from jointly purchased Repurchase Agreements will be based on that portfolio's percentage share in the total Repurchase Agreement.
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Terms in BOLD TYPE are defined in the Prospectus Glossary          MAS Fund - 17

SMBS--Stripped Mortgage-Backed Securities: are DERIVATIVES in the form of multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government and private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. One type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In some cases, one class will receive all of the interest (the interest-only or IO class), while the other class will receive all of the principal (the principal-only or PO class). The yield to maturity on IOs and POs is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the portfolio's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the portfolio may fail to fully recoup its initial investment in these securities, even if the security is in one of the highest rating categories.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, certain of these securities may be deemed illiquid and subject to the portfolio's limitations on investment in illiquid securities.

STRUCTURED NOTES: are DERIVATIVES on which the amount of principal repayment and or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices such as the S&P 500 Index. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The use of Structured Notes allows the portfolio to tailor its investments to the specific risks and returns the Adviser wishes to accept while avoiding or reducing certain other risks.

SWAPS--Swap Contracts: are DERIVATIVES in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term specified index includes, but is not limited to, currencies, fixed interest rates, prices and total return on interest rate indices, fixed-income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). For example, the portfolio may agree to swap the return generated by a fixed-income index for the return generated by a second fixed-income index. The currency Swaps in which the portfolio may enter will generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such Swaps may involve initial and final exchanges that correspond to the agreed upon notiona l amount.

The portfolio will usually enter into Swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the portfolio receiving or paying, as the case may be, only the net amount of the two returns. The portfolio's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid securities. The portfolio will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Board of Trustees.

Possible Risks: Interest rate and total rate of return Swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss with respect to interest rate and total rate of return Swaps is limited to the net amount of interest payments that the portfolio is contractually obligated to make. If the other party to an interest rate or total rate of return swap defaults, the portfolio's risk of loss consists of the net amount of interest payments that the portfolio is contractually entitled to receive. In contrast, currency swaps may involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap may be subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a

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MAS Fund - 18        Terms in BOLD TYPE are defined in the Prospectus Glossary
large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Swaps that include caps, floors, and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than Swaps.

The use of Swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the portfolio would be less favorable than it would have been if this investment technique were not used.

U.S. GOVERNMENTS--U.S. Treasury securities: are FIXED-INCOME SECURITIES which are backed by the full faith and credit of the U.S. Government as to the payment of both principal and interest.

WHEN-ISSUED SECURITIES: are securities purchased at a certain price even though the securities may not be delivered for up to 90 days. No payment or delivery is made by the portfolio in a when-issued transaction until the portfolio receives payment or delivery from the other party to the transaction. Although the portfolio receives no income from the above described securities prior to delivery, the market value of such securities is still subject to change. As a consequence, it is possible that the market price of the securities at the time of delivery may be higher or lower than the purchase price. The portfolio will maintain with the custodian a segregated account consisting of cash or liquid securities in an amount at least equal to these commitments.

YANKEES: are U.S. dollar-denominated FIXED-INCOME SECURITIES issued by a foreign government or corporation and sold in the U.S.

ZERO COUPONS--Zero Coupon Obligations: are FIXED-INCOME SECURITIES that do not make regular interest payments. Instead, zero coupon obligations are sold at substantial discounts from their face value. The difference between a zero coupon obligation's issue or purchase price and its face value represents the imputed interest an investor will earn if the obligation is held until maturity. Zero Coupons may offer investors the opportunity to earn higher yields than those available on ordinary interest-paying obligations of similar credit quality and maturity. However, zero coupon obligation prices may also exhibit greater price volatility than ordinary FIXED-INCOME SECURITIES because of the manner in which their principal and interest are returned to the investor.

                        GENERAL SHAREHOLDER INFORMATION

PURCHASE OF SHARES

Institutional Class Shares are available to clients of the Adviser with combined investments of $5,000,000 and Shareholder Organizations who have a contractual arrangement with the Fund or the Fund's Distributor, including institutions such as trusts, foundations or broker-dealers purchasing for the accounts of others.

Institutional Class Shares of the portfolio may be purchased at the net asset value per share next determined after receipt of the purchase order. The portfolio determines net asset value as described under General Shareholder Information-Valuation of Shares each day that the portfolio is open for business. See Other Information-Closed Holidays and General Shareholder Information--Valuation of Shares.

INITIAL PURCHASE BY MAIL: Subject to acceptance by the Fund, an account may be opened by completing and signing an Account Registration Form (provided at the end of the prospectus) and mailing it to MAS Funds c/o Miller Anderson & Sherrerd, LLP, One Tower Bridge, West Conshohocken, Pennsylvania 19428-0868 together with a check ($5,000,000 minimum) payable to MAS Funds.

The portfolio requested should be designated on the Account Registration Form. Subject to acceptance by the Fund, payment for the purchase of shares received by mail will be credited at the net asset value per share of the portfolio next determined after receipt. Such payment need not be converted into Federal Funds (monies credited to the Fund's Custodian Bank by a Federal Reserve Bank) before acceptance by the Fund. Please note that payments to investors

--------------------------------------------------------------------------------
Terms in BOLD TYPE are defined in the Prospectus Glossary        MAS Fund - 19
who redeem shares purchased by check will not be made until payment of the purchase has been collected, which may take up to eight business days after purchase. Shareholders can avoid this delay by purchasing shares by wire.

INITIAL PURCHASE BY WIRE: Subject to acceptance by the Fund, Institutional Class Shares of the portfolio may also be purchased by wiring Federal Funds to the Fund's Custodian Bank, The Chase Manhattan Bank (see instructions below). A completed Account Registration Form should be forwarded to MAS Funds' Client Services Group in advance of the wire. Notification must be given to MAS Funds' Client Services Group at 1-800-354-8185 prior to the determination of net asset value.

Institutional Class Shares will be purchased at the net asset value per share next determined after receipt of the purchase order. (Prior notification must also be received from investors with existing accounts.) Instruct your bank to send a Federal Funds Wire in a specified amount to the Fund's Custodian Bank using the following wiring instructions:


                    The Chase Manhattan Bank
                    1 Chase Manhattan Plaza
                    New York, NY 10081
                    ABA #021000021
                    DDA #910-2-734143
                    Attn: MAS Funds Subscription Account
                    Ref: (Fixed Income Portfolio, Account Number, Account Name)

ADDITIONAL INVESTMENTS: Additional investments of Institutional Class Shares at net asset value may be made at any time (minimum additional investment $1,000) by mailing a check (payable to MAS Funds) to MAS Funds' Client Services Group at the address noted under Initial Purchase by Mail or by wiring Federal Funds to the Custodian Bank as outlined above. Shares will be purchased at the net asset value per share next determined after receipt of the purchase order. Notification must be given to MAS Funds' Client Services Group at 1-800-354-8185 prior to the determination of net asset value.

OTHER PURCHASE INFORMATION: The Fund reserves the right, in its sole discretion, to suspend the offering of the portfolio or to reject any purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund. The Fund also reserves the right, in its sole discretion, to waive the minimum initial and additional investment amounts.

Purchases of the portfolio's shares will be made in full and fractional shares of the portfolio calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued except at the written request of the shareholder. Certificates for fractional shares, however, will not be issued.

Institutional Class Shares of the portfolio are also sold to corporations or other institutions such as trusts, foundations or broker-dealers purchasing for the accounts of others (Shareholder Organizations). Investors purchasing and redeeming shares of the portfolio through a Shareholder Organization may be charged a transaction-based fee or other fee for the services of such organization. Each Shareholder Organization is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases and redemptions. Customers of Shareholder Organizations should read this Prospectus in light of the terms governing accounts with their organization. The Fund does not pay compensation to or receive compensation from Shareholder Organizations for the sale of Institutional Class Shares.

REDEMPTION OF SHARES

Shares of the portfolio may be redeemed by mail, or, if authorized, by telephone. No charge is made for redemptions. The value of shares redeemed may be more or less than the purchase price, depending on the net asset value at the time of redemption which is based on the market value of the investment securities held by the portfolio. See Other Information-Closed Holidays and Valuation of Shares.


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MAS Fund - 20         Terms in BOLD TYPE are defined in the Prospectus Glossary

BY MAIL: The portfolio will redeem shares at the net asset value next determined after the request is received in good order. Requests should be addressed to MAS Funds, c/o Miller Anderson & Sherrerd, LLP, One Tower Bridge, West Conshohocken, PA 19428-0868.

To be in good order, redemption requests must include the following documentation:

(a) The share certificates, if issued;

(b) A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which the shares are registered;

(c) Any required signature guarantees (see Signature Guarantees); and

(d) Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

SIGNATURE GUARANTEES: To protect your account, the Fund and the Administrator from fraud, signature guarantees are required to enable the Fund to verify the identity of the person who has authorized a redemption from an account. Signature guarantees are required for (1) redemptions where the proceeds are to be sent to someone other than the registered shareholder(s) and the registered address, and (2) share transfer requests. Please contact MAS Funds' Client Services Group for further details.

BY TELEPHONE: Provided the Telephone Redemption Option has been authorized by the shareholder on the Account Registration Form, a redemption of shares may be requested by calling MAS Funds' Client Services Group and requesting that the redemption proceeds be mailed to the primary registration address or wired per the authorized instructions. Shares cannot be redeemed by telephone if share certificates are held for those shares.

BY FACSIMILE: Written requests in good order (see above) for redemptions, exchanges, and transfers may be forwarded to the Fund via facsimile. All requests sent to the Fund via facsimile must be followed by a telephone call to MAS Funds' Client Services Group to ensure that the instructions have been properly received by the Fund. The original request must be promptly mailed to MAS Funds, c/o Miller Anderson & Sherrerd, LLP, One Tower Bridge, West Conshohocken, PA 19428-0868.

Neither the Distributor nor the Fund will be responsible for any loss, liability, cost, or expense for acting upon facsimile instructions or upon telephone instructions that they reasonably believe to be genuine. In order to confirm that telephone instructions in connection with redemptions are genuine, the Fund and Distributor will provide written confirmation of transactions initiated by telephone.

Payment of the redemption proceeds will ordinarily be made within three business days after receipt of an order for a redemption. The Fund may suspend the right of redemption or postpone the date of redemption at times when the New York Stock Exchange ("NYSE"), the Custodian, or the Fund is closed (see Other Information-Closed Holidays) or under any emergency circumstances as determined by the SEC.

If the Board of Trustees determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay the redemption proceeds in whole or in part by a distribution in-kind of readily marketable securities held by a portfolio in lieu of cash in conformity with applicable rules of the SEC. Investors may incur brokerage charges on the sale of portfolio securities received in such payments of redemptions.

SHAREHOLDER SERVICES

EXCHANGE PRIVILEGE: The portfolio's Institutional Class Shares may be exchanged for shares of the Fund's other portfolios offering Institutional Class Shares based on the respective net asset values of the shares involved. The exchange

--------------------------------------------------------------------------------
Terms in BOLD TYPE are defined in the Prospectus Glossary         MAS Fund - 21
privilege is only available, however, with respect to portfolios that are qualified for sale in a shareholder's state of residence. There are no exchange fees. Exchange requests should be sent to MAS Funds, c/o Miller Anderson & Sherrerd, LLP, One Tower Bridge, West Conshohocken, PA 19428-0868.

Because an exchange of shares amounts to a redemption from one portfolio and purchase of shares of another portfolio, the above information regarding purchase and redemption of shares applies to exchanges. Shareholders should note that an exchange between portfolios is considered a sale and purchase of shares. The sale of shares may result in a capital gain or loss for tax purposes.

The officers of the Fund reserve the right not to accept any request for an exchange when, in their opinion, the exchange privilege is being used as a tool for market timing. The Fund reserves the right to change the terms or conditions of the exchange privilege discussed herein upon sixty days' notice.

TRANSFER OF REGISTRATION: The registration of Fund shares may be transferred by writing to MAS Funds, c/o Miller Anderson & Sherrerd, LLP, One Tower Bridge, West Conshohocken, PA 19428-0868. As in the case of redemptions, the written request must be received in good order as defined above. Unless shares are being transferred to an existing account, requests for transfer must be accompanied by a completed Account Registration Form for the receiving party.

VALUATION OF SHARES

Net asset value per share is computed by dividing the total value of the investments and other assets of the portfolio, less any liabilities, by the total outstanding shares of the portfolio. The net asset value per share is determined as of one hour after the close of the bond markets (normally 4:00 p.m. Eastern Time) on each day the portfolio is open for business (See Other Information-Closed Holidays). Bonds and other FIXED-INCOME SECURITIES listed on a foreign exchange are valued at the latest quoted sales price available before the time when assets are valued. For purposes of net asset value per share, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the bid price of such currencies against U.S. dollars.

Net asset value includes interest on bonds and other FIXED-INCOME SECURITIES w hich is accrued daily. Bonds and other FIXED-INCOME SECURITIES which are traded over the counter and on an exchange will be valued according to the broadest and most representative market, and it is expected that for bonds and other FIXED-INCOME SECURITIES this ordinarily will be the over-the-counter market.

However, bonds and other FIXED-INCOME SECURITIES may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices but take into account institutional size trading in similar groups of securities and any developments related to specific securities. Bonds and other FIXED-INCOME SECURITIES not priced in this manner are valued at the most recent quoted bid price, or when stock exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price will be used. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost when the Board of Trustees determines that amortized cost reflects fair value. In the event that amortized cost does not approximate market, market prices as determined above will be used. Other assets and securities, for which no quotations are readily available (including restricted securities), and, to the extent permitted by the SEC, securities for which the value has been materially affected by events occurring after the close of the market on which they principally trade, will be valued in good faith at fair value using methods approved by the Board of Trustees.

Net asset value per share for Investment Class Shares, Institutional Class Shares and Adviser Class Shares may differ due to class-specific expenses paid by each class, and the shareholder servicing fees charged to Investment Class Shares and distribution fees charged to Adviser Class Shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES

The portfolio normally distributes substantially all of its net investment income to shareholders on a quarterly basis.


--------------------------------------------------------------------------------
MAS Fund - 22        Terms in BOLD TYPE are defined in the Prospectus Glossary

If the portfolio does not have income available to distribute, as determined in compliance with the appropriate tax laws, no distribution will be made.

If any net gains are realized from the sale of underlying securities, the portfolio normally distributes such gains with the last distribution for the calendar year.

All dividends and capital gains distributions are automatically paid in additional shares of the portfolio unless the shareholder elects otherwise. Such election must be made in writing to the Fund and may be made on the Account Registration Form.

Undistributed net investment income is included in the portfolio's net assets for the purpose of calculating net asset value per share. Therefore, on the ex-dividend date, the net asset value per share excludes the dividend (i.e., is reduced by the per share amount of the dividend). Dividends paid shortly after the purchase of shares by an investor, although in effect a return of capital, are taxable as ordinary income.

Certain MORTGAGE SECURITIES may provide for periodic or unscheduled payments of principal and interest as the mortgages underlying the securities are paid or prepaid. However, such principal payments (not otherwise characterized as ordinary discount income or bond premium expense) will not normally be considered as income to the portfolio and therefore will not be distributed as dividends. Rather, these payments on mortgage-backed securities will be reinvested on behalf of the shareholders by the portfolio in accordance with its investment objectives and policies.

TAXES: The following is a summary of some important tax issues that affect the portfolio and its shareholders. The summary is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the tax treatment of the portfolio or its shareholders. More information about taxes is in the Statement of Additional Information. Shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local income taxes.

FEDERAL TAXES: The portfolio is treated as a separate entity for federal income tax purposes and intends to qualify for the special tax treatment afforded regulated investment companies. As such, the portfolio will not be subject to federal income tax to the extent it distributes net investment company taxable income and net capital gains to shareholders. The Fund will notify shareholders annually as to the tax classification of all distributions.

Income dividends received by shareholders will be taxable as ordinary income, whether received in cash or in additional shares.

Distributions paid in January but declared by the portfolio in October, November or December of the previous year are taxable to shareholders in the previous year.

The portfolio intends to declare and pay dividends and distributions so as to avoid imposition of the federal excise tax applicable to regulated investment companies. Further discussion is included in the Statement of Additional Information.

The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends and capital gains distributions) paid to shareholders. In order to avoid this withholding requirement, shareholders must certify on their Account Registration Forms that their Social Security Number or Taxpayer Identification Number is correct, and that they are not subject to backup withholding. Exchanges and redemptions of shares in the portfolio are taxable events.

FOREIGN INCOME TAXES: Investment income received by the portfolios from sources within foreign countries may be subject to foreign income taxes withheld at the source.

STATE AND LOCAL INCOME TAXES: The Fund is formed as a Pennsylvania Business Trust and is not liable for any corporate income or franchise tax in the Commonwealth of Pennsylvania. Shareholders should consult their tax advisors for the state and local income tax consequences of distributions from the portfolio.

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Terms in BOLD TYPE are defined in the Prospectus Glossary         MAS Fund - 23

TRUSTEES OF THE TRUST: The affairs of the Trust are supervised by the Trustees under the laws governing business trusts in the Commonwealth of Pennsylvania. The Trustees have approved contracts under which, as described above, certain companies provide essential management, adm inistrative and shareholder services to the Trust.

INVESTMENT ADVISER: The Investment Adviser to the Fund, Miller Anderson & Sherrerd, LLP (the "Adviser"), is a Pennsylvania limited liability partnership founded in 1969, wholly owned by indirect subsidiaries of Morgan Stanley Dean Witter & Co., and is located at One Tower Bridge, West Conshohocken, PA 19428. The Adviser provides investment services to employee benefit plans, endowment funds, foundations and other institutional investors and as of March 31, 1998 had in excess of $67.1 billion in assets under management. On May 31, 1997, Morgan Stanley Group Inc., then the indirect parent of the Adviser, merged with Dean Witter, Discover & Co. to form Morgan Stanley Dean Witter & Co. (formerly, Morgan Stanley, Dean Witter, Discover & Co.) In connection with this transaction, the Adviser entered into a new Investment Management Agreement ("Agreement") with MAS Funds dated May 31, 1997, which Agreement was approved by the shareholders of each portfolio at a special meeting held on May 1, 1997 or at an adjournment of such meeting held on May 12, 1997. The Adviser will retain its name and remain at its current location, One Tower Bridge, West Conshohocken, PA 19428. The Adviser will continue to provide investment counseling services to employee benefit plans, endowments, foundations and other institutional investors.

Under the Agreement with the Fund, the Adviser, subject to the control and supervision of the Fund's Board of Trustees and in conformance with the stated investment objectives and policies of each portfolio of the Fund, manages the investment and reinvestment of the assets of each portfolio of the Fund. In this regard, it is the responsibility of the Adviser to make investment decisions for the Fund's portfolios and to place each portfolio's purchase and sales orders. As compensation for the services rendered by the Adviser under the Agreement, the portfolio pays the Adviser an advisory fee calculated by applying a quarterly rate. The Adviser's contractual rate (annualized) for the portfolio's 1997 fiscal year was 0.375% and the Adviser's actual rate of compensation was 0.375%.

PORTFOLIO MANAGEMENT

A description of the business experience during the past five years for each of the investment professionals who are primarily responsible for the day-to-day management of the portfolio is as follows:

Thomas L. Bennett, Managing Director, Morgan Stanley, joined MAS in 1984. He assumed responsibility for the Fixed Income Portfolio in 1984, the Domestic Fixed Income Portfolio 1987, the High Yield Portfolio in 1985, the Fixed Income Portfolio II in 1990, the Special Purpose Fixed Income and Balanced Portfolio in 1992, the Multi-Asset-Class Portfolio in 1994, the Balanced Plus Portfolio in 1996 and the Multi-Market Fixed Income Portfolio in 1997.

Kenneth B. Dunn, Managing Director, Morgan Stanley, joined MAS in 1987. He assumed responsibility for the Fixed Income and the Domestic Fixed Income Portfolios in 1987, the Fixed Income II Portfolio in 1990, the Mortgage-Backed Securities and Special Purpose Fixed Income Portfolios in 1992, the Municipal and PA Municipal Portfolios in 1994 and the Multi-Market Fixed Income Portfolio in 1997.

Richard B. Worley, Managing Director, Morgan Stanley, joined MAS in 1978. He assumed responsibility for the Fixed Income Portfolio in 1984, the Domestic Fixed Income Portfolio in 1987, the Fixed Income Portfolio II in 1990, the Balanced and Special Purpose Fixed Income Portfolios in 1992, the Global Fixed Income and International Fixed Income Portfolios in 1993, the Multi-Asset-Class Portfolio in 1994, the Balanced Plus Portfolio in 1996 and the Multi-Market Fixed Income Portfolio in 1997.

ADMINISTRATIVE SERVICES: MAS serves as Administrator to the Fund pursuant to an Administration Agreement dated as of November 18, 1993. Under its Administration Agreement with the Fund, MAS receives an annual fee, accrued daily and payable monthly, of 0.08% of the Fund's average daily net assets, and is responsible for all fees payable under any sub-administration agreements. Chase Global Funds Services Company, a subsidiary of The Chase Manhattan Bank, 73 Tremont Street, Boston MA 02108-3913, serves as Transfer Agent to the Fund pursuant to an agreement also dated as of November 18, 1993, and provides fund accounting and other services pursuant to a sub-administration agreement with MAS as Administrator.


--------------------------------------------------------------------------------
MAS Fund - 24         Terms in BOLD TYPE are defined in the Prospectus Glossary

GENERAL DISTRIBUTION AGENT: Shares of the Fund are distributed exclusively through MAS Fund Distribution, Inc., a wholly-owned subsidiary of the Adviser.

PORTFOLIO TRANSACTIONS: The investment advisory agreement authorizes the Adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for each of the Fund's portfolios and directs the Adviser to use its best efforts to obtain the best execution with respect to all transactions for the portfolios. In doing so, a portfolio may pay higher commission rates or markups on principal transactions than the lowest available when the Adviser believes it is reasonable to do so in light of the value of the research, statistical, and pricing services provided by the broker or dealer effecting the transaction.

It is not the Fund's practice to allocate brokerage or principal business on the basis of sales of shares which may be made through intermediary brokers or dealers. However, the Adviser may place portfolio orders with qualified broker-dealers who recommend the Fund's portfolios or who act as agents in the purchase of shares of the portfolios for their clients.

Some securities considered for investment by each of the Fund's portfolios may also be appropriate for other clients served by the Adviser. The Adviser may place a combined order for two or more accounts or portfolios for the purchase or sale of the same security if, in its judgement, joint execution is in the best interest of each participant and will result in best price and execution. If purchase or sale of securities consistent with the investment policies of a portfolio and one or more of these other clients served by the Adviser is considered at or about the same time, transactions in such securities will be allocated among the portfolio and clients in a manner deemed fair and reasonable by the Adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Adviser, and the results of such allocations, are subject to periodic review by the Fund's Trustees. The Adviser may use its broker dealer affiliates, including Morgan Stanley & Co., a wholly owned subsidiary of Morgan Stanley Dean Witter & Co., the parent of MAS's general partner and limited partner, to carry out the Fund's transactions, provided the Fund receives brokerage services and commission rates comparable to those of other broker dealers.

OTHER INFORMATION: Description of Shares and Voting Rights: The Fund was established under Pennsylvania law by a Declaration of Trust dated February 15, 1984, as amended and restated as of November 18, 1993. The Fund is authorized to issue an unlimited number of shares of beneficial interest, without par value, from an unlimited number of series (portfolios) of shares. Currently the Fund consists of twenty-nine portfolios.

The shares of the Fund are fully paid and non-assessable, and have no preference as to conversion, exchange, dividends, retirement or other features. The shares of the Fund have no preemptive rights. The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. Shareholders are entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in their name on the books of the Fund.

Meetings of shareholders will not be held except as required by the 1940 Act and other applicable law. A meeting will be held to vote on the removal of a Trustee or Trustees of the Fund if requested in writing by the holders of not less than 10% of the outstanding shares of the Fund. The Fund will assist in shareholder communication in such matters to the extent required by law.

CUSTODIANS: The Chase Manhattan Bank, New York, NY and Morgan Stanley Trust Company (NY), Brooklyn, NY serve as custodians for the Fund. The custodians hold cash, securities and other assets as required by the 1940 Act.

TRANSFER AND DIVIDEND DISBURSING AGENT: Chase Global Funds Services Company, a subsidiary of The Chase Manhattan Bank, 73 Tremont Street, Boston, MA 02108-3913, serves as the Funds' Transfer Agent and dividend disbursing agent.

REPORTS: Shareholders receive semi-annual and annual financial statements. Annual financial statements are audited by Price Waterhouse LLP, independent accountants.

LITIGATION: The Fund is not involved in any litigation.


--------------------------------------------------------------------------------
Terms in BOLD TYPE are defined in the Prospectus Glossary         MAS Fund - 25

CLOSED HOLIDAYS: Currently, the weekdays on which the Fund is closed for business are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

YEAR 2000: The management and distribution services provided to the Fund by the Adviser and the Distributor depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or 1980, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the handling of securities trades, pricing and account services. The Adviser and the Distributor have been actively working on necessary change s to their own computer systems to deal with the year 2000 problem and expect that their systems will be adapted before that date. There can be no assurance, however, that they will be successful. In addition, other unaffiliated service providers may be faced with similar problems. The Adviser and theDistributor are monitoring their remedial efforts, however, there can be no assurance that they and the services they provide will not be adversely affected.

In addition, it is possible that the markets for securities in which the portfolios invest may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production problems for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial and may be reported inconsistently in U.S. and foreign financial statements. Accordingly, the portfolio's investments may be adversely affected.

--------------------------------------------------------------------------------
MAS Fund - 26        Terms in BOLD TYPE are defined in the Prospectus Glossary

TRUSTEES AND OFFICERS

The following is a list of the Trustees and the principal executive officers of the Fund and a brief statement of their present positions and principal occupations during the past five years:

THOMAS L. BENNETT,* Chairman of the Board of Trustees; Managing Director, Morgan Stanley; Portfolio Manager and member of the Executive Committee, Miller Anderson & Sherrerd, LLP; Director, MAS Fund Distribution, Inc.; formerly, Director, Morgan Stanley Universal Funds, Inc.

THOMAS P. GERRITY, Trustee; Dean and Reliance Professor of Management and Private Enterprise, Wharton School of Business, University of Pennsylvania; Director, Digital Equipment Corporation; Director, Sun Company, Inc.; Director, Fannie Mae; Director, Reliance Group Holdings; Director, CVS Corporation; Director, IKON Office Solutions, Inc.; formerly, Director, Union Carbide Corporation.

JOSEPH P. HEALEY, Trustee; Headmaster, Haverford School; formerly Dean, Hobart College; Associate Dean, William & Mary College.

JOSEPH J. KEARNS, Trustee; investment consultant; Chief Investment Officer, The
J. Paul Getty Trust; Director, Electro Rent Corporation; Trustee, Southern California Edison Nuclear Decommissioning Trust; Director, The Ford Family Foundation.

VINCENT R. MCLEAN, Trustee; Director, Legal and General America, Inc.; Director, William Penn Life Insurance Company of New York; formerly, Executive Vice President, Chief Financial Officer, Director and Member of the Executive Committee of Sperry Corporation (now part of Unisys Corporation).

C. OSCAR MORONG, JR., Trustee; Managing Director, Morong Capital Management; Director, Ministers and Missionaries Benefit Board of American Baptist Churches, The Indonesia Fund, The Landmark Funds; formerly, Senior Vice President and Investment Manager for CREF, TIAA-CREF Investment Management, Inc.

*Trustee Bennett is deemed to be an "interested person" of the Fund as that term is defined in the Investment Company Act of 1940, as amended.

JAMES D. SCHMID, President, MAS Funds; Principal, Morgan Stanley; Head of Mutual Funds, Miller Anderson & Sherrerd, LLP; Director, MAS Fund Distribution, Inc.; formerly, Chairman of the Board of Directors, The Minerva Fund, Inc.; formerly, Vice President, The Chase Manhattan Bank.

LORRAINE TRUTEN, CFA, Vice President, MAS Funds; Principal, Morgan Stanley; Head of Mutual Fund Services, Miller Anderson & Sherrerd, LLP; President, MAS Fund Distribution, Inc.

JAMES A. GALLO, Treasurer, MAS Funds; Head of Fund Administration, Miller, Anderson and Sherrerd, LLP; formerly, Manager, Investment Accounting and then Vice President and Director of Investment Accounting, PFPC, Inc.

JOHN H. GRADY, JR., Secretary, MAS Funds; Partner, Morgan, Lewis & Bockius LLP.

RICHARD J. SHOCH, Assistant Secretary, MAS Funds; Fund Compliance Officer, Miller, Anderson & Sherrerd, LLP; formerly, Fund Legal Administrator and then Counsel, Vice President and Assistant Secretary, SEI Corporation.


--------------------------------------------------------------------------------
Terms in BOLD TYPE are defined in the Prospectus Glossary          MAS Fund - 27

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--------------------------------------------------------------------------------
MAS Fund - 28         Terms in BOLD TYPE are defined in the Prospectus Glossary


--MAS---------------------------------------------------------------------------------ACCOUNT REGISTRATION FORM---------------------
MAS FUNDS
                                                                                          MAS Fund Distribution, Inc.
                                                                                          General Distribution Agent
------------------------------------------------------------------------------------------------------------------------------------
(1)                   |
REGISTRATION/PRIMARY  ||_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
MAILING ADDRESS       |
                      ||_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
                      |
                      | Attention  |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
Confirmations and     |
month-end statements  | Street or P.O. Box |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
will be mailed        |
to this address.      | City   |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_| State |_|_|  Zip  |_|_|_|_|_|-|_|_|_|_|
                      |
                      | Telephone No.  |_|_|_|-|_|_|_|-|_|_|_|_|
                      |
                      | Form of Business
                      | Entity:            [ ] Corporation   [ ] Partnership   [ ] Trust   [ ] Other _____________________________
                      | Type of Account:   [ ] Defined Benefit Plan  [ ] Defined Contribution Plan  [ ] Profit Sharing/Thrift Plan
                      |
                      |                    [ ] Other Employee Benefit Plan ___________________________________________
                      |
                      |                    [ ] Endowment   [ ] Foundation   [ ] Taxable   [ ] Other (Specify)_________
                      |
                      | [ ] United States Citizen  [ ] Resident Alien ______ [ ] Non-Resident Alien, Indicate Country of Residence
------------------------------------------------------------------------------------------------------------------------------------
(2)                   |
INTERESTED PARTY      |
OPTION                |
                      |
In addition to the    |Attention |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
account statement     |
sent to the above     | Company
registered address,   | (If Applicable)  |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
the Fund is           |
authorized to mail    | Street or P.O. Box |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
duplicate statements  |
to the name and       | City   |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_| State |_|_|  Zip  |_|_|_|_|_|-|_|_|_|_|
address provided      |
at right.             | Telephone No.  |_|_|_|-|_|_|_|-|_|_|_|_|
                      |
For additional        |
interested party      |
mailings, please      |
attach a separate     |
sheet.                |
------------------------------------------------------------------------------------------------------------------------------------

(3) INVESTMENT
    For Purchase of:
    [ ] NY Municipal Portfolio  $_________________

------------------------------------------------------------------------------------------------------------------------------------

(4) TAXPAYER IDENTIFICATION NUMBER
     Part 1.

        Social Security Number                                           IMPORTANT TAX INFORMATION

        |_|_|_|-|_|_|-|_|_|_|_|                  You (as a payee) are required by law to provide us (as payer) with your correct taxpayer identification number. Accounts that have a missing or incorrect
                 or                              taxpayer identification number will be or subject to backup withholding at a 31%
    Employer Identification Number               rate on ordinary income and capital gains distribution as well as redemptions.
                                                 Backup withholding is not an additional tax; the tax liability of person subject
          |_|_|-|_|_|_|_|_|_|_|                  to backup withholding will be reduced by the amount of tax withheld.

Part 2. BACKUP WITHHOLDING                       You may be notified that you are subject to backup withholding under Section
[ ] Check the box if the account                 3406(a)(1)(C) because you have underreported interest or dividends or you were
Backup Withholding under the provisions          required to, but failed to, file a return which would have included a reportable
of Section 3406(a)(1)(C) of the                  interest or dividend payment. If you have been is subject to so notified, check
Internal Revenue Code.                           the box in PART 2 at left.


------------------------------------------------------------------------------------------------------------------------------------




  MILLER
  ANDERSON
__& SHERRERD, LLP __ ONE TOWER BRIDGE o WEST CONSHOHOCKEN, PA 19428 o 800-354-8185 ________________________________________________

                                                                                                                   SIDE ONE OF TWO +



--MAS-------------------------------------------------------------------------------------------------------------------------------
MAS FUNDS

(5) TELEPHONE REDEMPTION OPTION

Please sign below if you wish to redeem or exchange shares by telephone. Redemption proceeds requested by phone may only be mailed to the account's primary registration address or wired according to bank instructions provided in writing. A signature guarantee is required if the bank account listed below is not registered identically to your Fund Account. The Fund and its agents shall not be liable for reliance on phone instructions reasonably believed to be genuine. The Fund will maintain procedures designed to authenticate telephone instructions received.

Telephone requests for redemptions or exchanges will not be honored unless signature appears below.

(X)
-----------------------------------------------------------------------------------------------
Signature                                                                 Date


------------------------------------------------------------------------------------------------------------------------------------

(6) WIRING INSTRUCTIONS -- THE INSTRUCTIONS PROVIDED BELOW MAY ONLY BE CHANGED BY WRITTEN NOTIFICATION.

    Please check appropriate box(es):

    [ ] Wire redemption proceeds
    [ ] Wire distribution proceeds (please complete box (7) below)

     ____________________________________________________________________           _____________________________________________
            Name of Commercial Bank (Net Savings Bank)                                              Bank Account No.


     ____________________________________________________________________________________________________________________________
                                           Name(s) in which your Bank Account is Established

     ____________________________________________________________________________________________________________________________
                                                         Bank's Street Address

     ___________________________________________________________________________________________   ______________________________
      City                                         State                               Zip             Routing/ABA  Number

------------------------------------------------------------------------------------------------------------------------------------

(7) DISTRIBUTION OPTION -- Income dividends and capital gains distributions (if     |  (8) WIRING INSTRUCTIONS
any) will be reinvested in additional shares if no box is checked below. THE        |
INSTRUCTIONS PROVIDED BELOW MAY ONLY BE CHANGED BY WRITTEN NOTIFICATION.            |      FOR PURCHASING SHARES BY WIRE,
                                                                                    |      PLEASE SEND A FEDWIRE PAYMENT TO:
                                                                                    |
[ ] Income dividends and capital gains to be paid in cash.                          |      THE CHASE MANHATTAN BANK
                                                                                    |      1 Chase Manhattan Plaza
[ ] Income dividends to be paid in cash and capital gains distribution in           |      New York, NY 10081
    additional shares.                                                              |      ABA# 021000021
                                                                                    |      DDA# 910-2-734143
[ ] Income dividends and capital gains to be reinvested in                          |      Attn: MAS Funds Subscription Account
    additional shares.                                                              |      Ref. (Fixed Income Portfolio, your
                                                                                    |           Account number,
IF CASH OPTION IS CHOSEN, please indicate instructions below:                       |           your Account name)
                                                                                    |
[ ] Mail distribution check to the name and address in which account is             |
    registered.                                                                     |
                                                                                    |
[ ] Wire distribution to the same commercial bank indicated in Section 6 above.     |
                                                                                    |
------------------------------------------------------------------------------------------------------------------------------------

SIGNATURE(S) OF ALL HOLDERS AND TAXPAYER CERTIFICATION

The undersigned certify that I/we have full authority and legal capacity to purchase shares of the Fund and affirm that I/we have received a current MAS Funds Prospectus and agree to be bound by its terms. UNDER PENALTIES OF PERJURY I/WE CERTIFY THAT THE
INFORMATION PROVIDED IN SECTION 4 ABOVE IS TRUE, CORRECT AND COMPLETE. THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO
ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.

(X)__________________________________________________________       ______________________________________________________________
SIGNATURE                                             DATE         |                                                              |
                                                                   |                                                              |
(X)__________________________________________________________      | FOR INTERNAL USE ONLY                                        |
SIGNATURE                                             DATE         |                                                              |
                                                                   | (X)________________________________________________________  |
(X)__________________________________________________________      | Signature                                          Date      |
SIGNATURE                                             DATE         |                                                              |
                                                                   |  __________________________________________________________  |
(X)__________________________________________________________      |                                                              |
SIGNATURE                                             DATE         |           O [ ]        F [ ]                                 |
         THIS APPLICATION IS SEPARATE FROM THE PROSPECTUS.         |                                                              |
                                                                   |                                                              |
                                                                   |______________________________________________________________|

  MILLER
  ANDERSON
__& SHERRERD, LLP __ ONE TOWER BRIDGE o WEST CONSHOHOCKEN, PA 19428 o 800-354-8185 ________________________________________________

                                                                                                                     SIDE TWO OF TWO

                      (This page intentionally left blank)










--------------------------------------------------------------------------------
Terms in BOLD TYPE are defined in the Prospectus Glossary         MAS Fund - 31

  MAS                                                                Prospectus
--------
MAS FUND
                             FIXED INCOME PORTFOLIO
                                MARCH 16, 1998,
                            AS REVISED JUNE 16, 1998




 INVESTMENT ADVISER AND ADMINISTRATOR:      TRANSFER AGENT:

 MILLER ANDERSON & SHERRERD, LLP            CHASE GLOBAL FUNDS SERVICES COMPANY
 ONE TOWER BRIDGE                           73 TREMONT STREET
 WEST CONSHOHOCKEN,                         BOSTON, MASSACHUSETTS 02108-0913
 PENNSYLVANIA 19428-2899

                                  GENERAL DISTRIBUTION AGENT:

                                  MAS FUND DISTRIBUTION, INC.
                                  ONE TOWER BRIDGE
                                  P.O. BOX 868
                                  WEST CONSHOHOCKEN,
                                  PENNSYLVANIA 19428-0868


-------------------------------------------------------------------------------
                               TABLE OF CONTENTS

                           Page                                            Page

Fund Expenses                2     General Shareholder Information
Prospectus Summary           3       Purchase of Shares                     19
Financial Highlights         5       Redemption of Shares                   20
Yield and Total Return       6       Shareholder Services                   21
Investment Suitability       6       Valuation of Shares                    22
Investment Limitations       7       Dividends, Distributions and Taxes     22
Portfolio Summary            8     Investment Adviser                       24
Prospectus Glossary                Portfolio Management                     24
    Strategies               9     Administrative Services                  24
    Investments             11     General Distribution Agent               25
                                   Portfolio Transactions                   25
                                   Other Information                        25
                                   Trustees and Officers                    27



Miller
Anderson
& Sherrerd, LLP__ONE TOWER BRIDGE o WEST CONSHOHOCKEN, PA 19428 o 800-354-8185

MAS                                               INSTITUTIONAL CLASS PROSPECTUS
----------
MAS FUNDS

                                VALUE PORTFOLIO
                                MARCH 16, 1998,
                            AS REVISED JUNE 16, 1998
--------------------------------------------------------------------------------
Client Services: 1-800-354-8185    Prices and Investment Results: 1-800-522-1525
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
MAS FUNDS (the Fund) is a no-load mutual fund consisting of twenty-nine portfolios, one of which is described in this Prospectus. This Prospectus offers the Institutional Class Shares of the Value Portfolio (the "portfolio").
--------------------------------------------------------------------------------

                            PORTFOLIO PAGE REFERENCE
                            ------------------------
                       How To Use This Prospectus:          2

                       Portfolio Summary:                   8

                       Prospectus Glossary:
                           Strategy                         9
                           Investments                      9

                       General Shareholder
                           Information:                    13

                       Table of Contents:          Back Cover


--------------------------------------------------------------------------------
This Prospectus, which should be retained for future reference, sets forth concisely information that you should know before you invest. A Statement of Additional Information containing additional information about the Fund has been filed with the Securities and Exchange Commission. Such Statement is dated January 31, 1998 as revised from time to time, and has been incorporated by reference into this Prospectus. A copy of the Statement may be obtained, without charge, by writing to the Fund or by calling the Client Services Group at the telephone number shown above.
--------------------------------------------------------------------------------
  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
    EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED
               UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.







MILLER
ANDERSON
& SHERRERD, LLP __ ONE TOWER BRIDGE o WEST CONSHOHOCKEN, PA 19428 o 800-354-8185

EXPENSE SUMMARY - INSTITUTIONAL CLASS SHARES

The following tables illustrate the various expenses and fees that a shareholder in the portfolio will incur either directly or indirectly. The Adviser may from time to time waive fees or reimburse expenses thereby reducing total operating expenses.

                  SHAREHOLDER TRANSACTION EXPENSES:
                  Sales Load Imposed on Purchases                           None
                  Sales Load Imposed on Reinvested Dividends                None
                  Redemption Fees                                           None
                  Exchange Fees                                             None

                  ANNUAL FUND OPERATING EXPENSES:
                  (as a percentage of average net assets after fee waivers)
                  12b-1 Fees                                                None
                  Shareholder Servicing Fee                                 None


                              INVESTMENT                                 TOTAL
                               ADVISORY               OTHER            OPERATING
              PORTFOLIO          FEES                EXPENSES           EXPENSES
--------------------------------------------------------------------------------
Value                           0.500%                0.100%             0.600%

     The Total Operating Expense ratios reflected in the table above may be higher than the ratio of expenses actually deducted from portfolio assets because of the effect of expense offset arrangements. The result of such arrangements is to offset expenses that otherwise would be deducted from portfolio assets. Amounts in the above table have been restated to reflect current fees and expenses.

EXAMPLE

The purpose of this table is to assist in understanding the various expenses that a shareholder in the portfolio will bear directly or indirectly. The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods assuming (1) a 5% annual rate of return, and (2) redemption at the end of each time period. The example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

           PORTFOLIO           1 YEAR        3 YEAR         5 YEAR       10 YEAR
--------------------------------------------------------------------------------
Value                            $6           $19             $33           $75


                           HOW TO USE THIS PROSPECTUS

A PROSPECTUS SUMMARY begins on page 3;

FINANCIAL HIGHLIGHTS and a description of YIELD AND TOTAL RETURN begin on page 5;

GENERAL INFORMATION including INVESTMENT LIMITATIONS begins on page 6;

A SUMMARY PAGE for the portfolio's Objective, Policies and Strategies is located on page 8;

The PROSPECTUS GLOSSARY which defines specific Allowable Investments, Policies and Strategies printed in bold type throughout this Prospectus begins on page 9; and

GENERAL SHAREHOLDER INFORMATION begins on page 13.


--------------------------------------------------------------------------------
MAS Fund - 2           Terms in BOLD TYPE are defined in the Prospectus Glossary

SUMMARY INFORMATION:

The following information should be read in conjunction with the specific information about the portfolio.

OBJECTIVES: The portfolio seeks to achieve its investment objective relative to the universe of securities in which it is authorized to invest and, accordingly, the total return or current income achieved by the portfolio may not be as great as that achieved by another portfolio that can invest in a broader range of securities. The objective of the portfolio is fundamental and may only be changed with approval of holders of a majority of the shares of the portfolio. The achievement of the portfolio's objective cannot be assured.

RISK FACTORS: Prospective investors in the Fund should consider the following factors as they apply to the portfolio's allowable investments and policies. See the Prospectus Glossary for more information on terms printed in BOLD TYPE:

* The portfolio may invest in REPURCHASE AGREEMENTS, which entail a risk of loss should the seller default in its obligation to repurchase the security which is the subject of the transaction;

* The portfolio may participate in a SECURITIES LENDING program which entails a risk of loss should a borrower fail financially;

* Common Stocks are subject to market risks which may cause their prices to fluctuate over time. Changes in the value of portfolio securities will not necessarily affect cash income derived from these securities, but will affect the portfolio's net asset value;

* Investments in foreign securities involve certain special considerations which are not typically associated with investing in U.S. companies. The portfolio may also engage in foreign currency exchange transactions. See FORWARDS, FUTURES & OPTIONS, and SWAPS;

* Securities purchased on a WHEN-ISSUED basis may decline or appreciate in market value prior to their actual delivery to the portfolio;

* The portfolio may invest a portion of its assets in DERIVATIVES including FUTURES & OPTIONS. Futures contracts, options and options on futures contracts entail certain costs and risks, including imperfect correlation between the value of the securities held by the portfolio and the value of the particular derivative instrument, and the risk that the portfolio could not close out a futures or options position when it would be most advantageous to do so; and

* The portfolio may invest in certain instruments such as FORWARDS, certain types of FUTURES & OPTIONS and WHEN-ISSUED SECURITIES which require the portfolio to segregate some or all of its cash or liquid securities to cover its obligations pursuant to such instruments. As asset segregation reaches certain levels, the portfolio may lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations and may be forced to sell other securities that it wanted to retain or to realize unintended gains or losses.

HOW TO INVEST: Institutional Class Shares of the portfolio are available to clients of the Adviser with combine investments of $5,000,000 and Shareholder Organizations who have a contractual arrangement with the Fund or the Fund's Distributor, including institutions such as trusts, foundations or broker-dealers purchasing for the accounts of others. Shares are offered directly to investors without a sales commission at the net asset value of the portfolio next determined after receipt of the order. Share purchases may be made by sending investments directly to the Fund, subject to acceptance by the Fund. The Fund also offers Investment and Adviser Class Shares which differ from the Institutional Class Shares in expenses charged and purchase requirements. Further information relating to the other classes may be obtained by calling 800-354-8185.


--------------------------------------------------------------------------------
Terms in BOLD TYPE are defined in the Prospectus Glossary           MAS Fund - 3

HOW TO REDEEM: Shares of the portfolio may be redeemed at any time at the net asset value of the portfolio next determined after receipt of the redemption request. The redemption price may be more or less than the purchase price. See Redemption of Shares and Shareholder Services.

THE FUND'S INVESTMENT ADVISER: Miller Anderson & Sherrerd, LLP (the "Adviser") is a Pennsylvania limited liability partnership founded in 1969, wholly owned by indirect subsidiaries of Morgan Stanley Dean Witter & Co., and is located at One Tower Bridge, West Conshohocken, PA 19428. The Adviser provides investment counseling services to employee benefit plans, endowments, foundations and other institutional investors, and as of March 31, 1998 had in excess of $67.1 billion in assets under management.

THE FUND'S DISTRIBUTOR: MAS Fund Distribution, Inc. (the "Distributor") provides distribution services to the Fund.

--------------------------------------------------------------------------------
MAS Fund - 4           Terms in BOLD TYPE are defined in the Prospectus Glossary

             FINANCIAL HIGHLIGHTS - FISCAL YEARS ENDED SEPTEMBER 30
                 Selected per share data and ratios for a share
                       outstanding throughout each period

     The following information should be read in conjunction with the Fund's financial statements which are included in the Annual Report to Shareholders incorporated by reference in the Statement of Additional Information. The Fund's financial statements for the year ended September 30, 1997 have been examined by
   Price Waterhouse LLP whose opinion thereon (which was unqualified) is also incorporated by reference in the Statement of Additional Information. (Data is adjusted to reflect a 2.5 for 1 share split as of August 13, 1993.)


                                        NET GAINS                       DIVIDEND
             NET ASSET                 OR LOSSES                     DISTRIBUTIONS  CAPITAL GAIN
              VALUE-         NET      ON SECURITIES     TOTAL FROM       (NET       DISTRIBUTIONS
             BEGINNING    INVESTMENT  (REALIZED AND     INVESTMENT    INVESTMENT    (REALIZED NET        OTHER             TOTAL
             OF PERIOD      INCOME      UNREALIZED)     ACTIVITIES      INCOME)    CAPITAL GAINS)     DISTRIBUTIONS    DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
VALUE PORTFOLIO (COMMENCEMENT OF INSTITUTIONAL CLASS OPERATIONS 11/05/84)
1997++        $15.61        $0.34         $5.75           $6.09        ($0.30)       ($1.03)               --             ($1.33)
1996           14.89         0.30          2.20            2.50         (0.32)        (1.46)               --              (1.78)
1995           12.63         0.31          3.34            3.65         (0.31)        (1.08)               --              (1.39)
1994           12.76         0.30          0.59            0.89         (0.29)        (0.73)               --              (1.02)
1993           12.67         0.30          1.92            2.22         (0.31)        (1.82)               --              (2.13)
1992           12.92         0.35          1.05            1.40         (0.38)        (1.27)               --              (1.65)
1991           10.29         0.44          3.79            4.23         (0.44)        (1.16)               --              (1.60)
1990           14.56         0.52         (3.14)          (2.62)        (0.62)        (1.03)               --              (1.65)
1989           12.42         0.54          2.73            3.27         (0.47)        (0.66)               --              (1.13)
1988           15.81         0.48         (1.68)          (1.20)        (0.46)        (1.73)               --              (2.19)




             NET ASSET                   NET ASSETS-      RATIO OF     RATIO OF
               VALUE-                      END OF         EXPENSES    NET INCOME  PORTFOLIO    AVERAGE
               END OF        TOTAL         PERIOD        TO AVERAGE   TO AVERAGE  TURNOVER   COMMISSION
               PERIOD       RETURN*     (THOUSANDS)      NET ASSETS+  NET ASSETS    RATE        RATE**
--------------------------------------------------------------------------------------------------------
VALUE PORTFOLIO (COMMENCEMENT OF INSTITUTIONAL CLASS OPERATIONS 11/05/84)
1997++        $20.37        41.25%       $3,542,772          0.62%       1.93%       46%      $0.0577
1996           15.61        18.41         1,844,740          0.61        2.07        53        0.0572
1995           14.89        32.58         1,271,586          0.60        2.43        56            --
1994           12.63         7.45           981,337          0.61        2.40        54            --
1993           12.76        19.67           762,175          0.59        2.48        43            --
1992           12.67        12.83           448,329          0.60        2.87        55            --
1991           12.92        45.54           458,117          0.60        3.67        64            --
1990           10.29       (19.88)          369,044          0.59        3.87        51            --
1989           14.56        28.49           726,776          0.59        4.05        35            --
1988           12.42        (5.40)          619,287          0.59        3.96        47            --



NOTES TO THE FINANCIAL HIGHLIGHTS
 *Total return figures for partial years are not annualized.

**For fiscal years beginning on or after September 1, 1995, a fund is required to disclose the average commission rate per share paid for security transactions on which commissions were charged.

+ For the respective periods ended September 30, the Ratio of Expenses to Average Net Assets excludes the effect of expense offsets. If expense offsets were included, the Ratio of Expenses to Average Net Assets would be as follows for the respective periods.

  PORTFOLIO                      1995            1996           1997
  ---------                      ----            ----           ----
  Value                          0.60            0.60           0.61

++ Per share amounts for the year ended September 30, 1997, are based on average shares outstanding.

--------------------------------------------------------------------------------
Terms in BOLD TYPE are defined in the Prospectus Glossary           MAS Fund - 5

YIELD AND TOTAL RETURN:

From time to time the portfolio advertises its yield and total return. Both yield and total return figures are based on historical earnings and are not intended to indicate future performance. The average annual total return reflects changes in the price of the portfolio's shares and assumes that any income dividends and/or capital gain distributions made by the portfolio during the period were reinvested in additional shares of the portfolio. Figures will be given for one-, five- and ten-year periods ending with the most recent calendar quarter-end (if applicable), and may be given for other periods as well (such as from commencement of the portfolio's operations).

The yield of the portfolio is computed by dividing the net investment income per share (using the average number of shares entitled to receive dividends) earned during a 30-day period by the closing price per share on the last day of the period. For the purpose of determining net investment income, the calculation includes as expenses of the portfolio all recurring fees and any non recurring charges for the period stated.

The performance of the portfolio may be compared to data prepared by independent services which monitor the performance of investment companies, data reported in financial and industry publications, returns of other investment advisers and mutual funds, and various indices as further described in the Statement of Additional Information.

The performance of Institutional Class Shares, Investment Class Shares and Adviser Class Shares differs because of any class-specific expenses paid by each class and the shareholder servicing fees charged to Investment Class Shares and distribution fees charged to Adviser Class Shares.

The Annual Report to Shareholders of the Fund for the Fund's most recent fiscal year-end contains additional performance information that includes comparisons with appropriate indices. The Annual Report is available without charge upon request by writing to the Fund or calling the Client Services Group at the telephone number shown on the front cover of this Prospectus.

GENERAL INFORMATION

SUITABILITY: The portfolio is designed for long-term investors who can accept the risks entailed in investing in the stock and bond markets, and is not meant to provide a vehicle for playing short-term swings in the market. The portfolio is designed principally for the investments of tax-exempt fiduciary investors who are entrusted with the responsibility of investing assets held for the benefit of others. Since such investors are not subject to Federal income taxes, securities transactions for the portfolio will not be influenced by the different tax treatment of capital gains and dividend income under the Internal Revenue Code.

SECURITIES LENDING: The portfolio may lend its securities to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional income. Loans of securities will be collateralized by cash, letters of credit, or securities issued or guaranteed by the U.S. Government or its agencies. The collateral will equal at least 100% of the current market value of the loaned securities. In addition, the portfolio will not loan its portfolio securities to the extent that greater than one-third of its total assets, at fair market value, would be committed to loans at that time.

ILLIQUID SECURITIES/RESTRICTED SECURITIES: The portfolio may invest up to 15% of its net assets in securities that are illiquid by virtue of the absence of a readily available market, or because of legal or contractual restrictions on resale. This policy does not limit the acquisition of (i) restricted securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 or (ii) commercial paper issued pursuant to
Section 4(2) under the Securities Act of 1933, that are determined to be liquid in accordance with guidelines established by the Fund's Board of Trustees.

TURNOVER: The Adviser manages the portfolio generally without regard to restrictions on annual turnover. In general, the portfolio will not trade for short-term profits, but when circumstances warrant, investments may be sold without regard to the length of time held.

CASH EQUIVALENTS/TEMPORARY DEFENSIVE INVESTING: Although the portfolio intends to remain substantially fully invested, a small percentage of the portfolio's assets is generally held in the form of CASH EQUIVALENTS in order to
--------------------------------------------------------------------------------
MAS Fund - 6           Terms in BOLD TYPE are defined in the Prospectus Glossary
meet redemption requests and otherwise manage the daily affairs of the portfolio. In addition, the portfolio may, when the Adviser deems that market conditions are such that a temporary defensive approach is desirable, invest in CASH EQUIVALENTS or the FIXED-INCOME SECURITIES listed for the portfolio without limit.

CONCENTRATION: Concentration is defined as investment of 25% or more of a portfolio's total assets in the securities of issuers operating in any one industry. The portfolio will not concentrate investments in any one industry.

INVESTMENT LIMITATIONS: The portfolio is subject to certain limitations designed to reduce its exposure to specific situations. Some of these limitations are:

(a) with respect to 75% of its assets, the portfolio will not purchase securities of any issuer if, as a result, more than 5% of the portfolio's total assets taken at market value would be invested in the securities of any single issuer except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities; and

(b) with respect to 75% of its assets, the portfolio will not purchase a security if, as a result, the portfolio would hold more than 10% of the outstanding voting securities of any issuer.

Limitations (a) and (b) and certain other limitations described in the Statement of Additional Information are fundamental and may be changed only with the approval of the holders of a majority of the shares of the portfolio. Other investment limitations described here and in the Statement of Additional Information are not fundamental policies; meaning that the Board of Trustees may change them without shareholder approval. If a percentage limitation on investment or utilization of assets as set forth in this prospectus or the Statement of Additional Information is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value or total cost of the portfolio's assets will not be considered a violation of the restriction, and the sale of securities will not be required.



--------------------------------------------------------------------------------
Terms in BOLD TYPE are defined in the Prospectus Glossary           MAS Fund - 7

VALUE PORTFOLIO

Objective:            To achieve above-average total return over a market cycle
                      of three to five years, consistent with reasonable risk, by investing in common stocks with equity capitalizations usually greater than $300 million which are deemed by the Adviser to be relatively undervalued, based on various measures such as price/earnings ratios and price/book ratios. While capital return will be emphasized somewhat more than income return, the portfolio's total return will consist of both capital and income returns. It is expected that income return will be higher than that of the Equity
                      Portfolio because stocks which are deemed to be undervalued in the marketplace have, under most market conditions, provided higher dividend income returns than stocks which are deemed to have long-term earnings growth potential which normally sell at higher price/earnings ratios.

Approach:             The Adviser selects common stocks which are deemed to be
                      undervalued relative to the stock market in general as measured by the Standard & Poor's 500 Index, based on the value measures such as price/earnings ratios and price/book ratios, as well as fundamental research.

Policies:             Generally at least 65% invested in EQUITY SECURITIES,
                      which are deemed to be undervalued Up to 5% invested in FOREIGN EQUITIES (excluding ADRs) DERIVATIVES may be used to pursue portfolio strategy

Capitalization Range: Generally greater than $300 million


Allowable Investments:    ADRs                  CORPORATES            FUTURES & OPTIONS          SWAPS
                          AGENCIES              FOREIGN BONDS         INVESTMENT COMPANIES       U.S. GOVERNMENTS
                          CASH EQUIVALENTS      FOREIGN CURRENCY      PREFERRED STOCK            WARRANTS
                          COMMON STOCKS         FOREIGN EQUITIES      REPURCHASE AGREEMENTS      WHEN ISSUED SECURITIES
                          CONVERTIBLES          FORWARDS              RIGHTS                     ZERO COUPONS

Comparative Index:        S&P 500 Index

Strategy:                 VALUE STOCK INVESTING

Portfolio
Management Team:          Richard M. Behler, Nicholas J. Kovich and Robert J.
                          Marcin

--------------------------------------------------------------------------------
MAS Fund - 8           Terms in BOLD TYPE are defined in the Prospectus Glossary

                              PROSPECTUS GLOSSARY

            CHARACTERISTICS AND RISKS OF STRATEGIES AND INVESTMENTS


STRATEGY

VALUE STOCK INVESTING: Emphasizes COMMON STOCKS which are deemed by the Adviser to be undervalued relative to the stock market in general as measured by the appropriate market index, based on value measures such as price/earnings ratios and price/book ratios. Value stocks are generally dividend paying COMMON STOCKS. However, non-dividend paying stocks may also be selected for their value characteristics.

INVESTMENTS

The portfolio may invest in the securities defined below in accordance with its listing of Allowable Investments and any quality or policy constraints.

ADRs--American Depository Receipts: are dollar-denominated securities which are listed and traded in the United States, but which represent claims to shares of foreign stocks. ADRs may be either sponsored or unsponsored. Unsponsored ADR facilities typically provide less information to ADR holders. ADRs also include American Depository Shares.

AGENCIES: are securities which are not guaranteed by the U.S. Government, but which are issued, sponsored or guaranteed by a federal agency or federally sponsored agency such as the Student Loan Marketing Association or any of several other agencies.

CASH EQUIVALENTS: are short-term fixed-income instruments comprising:

(1) Time deposits, certificates of deposit (including marketable variable rate certificates of deposit) and bankers' acceptances issued by a commercial bank or savings and loan association. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Certificates of deposit are negotiable short-term obligations issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity based upon a specified market rate. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

The portfolio may invest in obligations of U.S. banks, and in foreign branches of U.S. banks (Eurodollars) and U.S. branches of foreign banks (Yankee dollars). Euro and Yankee dollar investments will involve some of the same risks of investing in international securities that are discussed in the FOREIGN INVESTING section of this Prospectus.

The portfolio will not invest in any security issued by a commercial bank unless
(i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, or, in the case of domestic banks which do not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation, (ii) in the case of U.S. banks, it is a member of the Federal Deposit Insurance Corporation, and (iii) in the case of foreign branches of U.S. banks, the security is deemed by the Adviser to be of an investment quality comparable with other debt securities which may be purchased by the portfolio;

(2) The portfolio may invest in commercial paper rated at time of purchase by one or more Nationally Recognized Statistical Rating Organizations ("NRSRO") in one of their two highest categories, (e.g., A-l or A-2 by Standard & Poor's or Prime 1 or Prime 2 by Moody's), or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated high-grade by a NRSRO (e.g. A or better by Moody's, Standard & Poor's or Fitch);


--------------------------------------------------------------------------------
Terms in BOLD TYPE are defined in the Prospectus Glossary           MAS Fund - 9

(3) Short-term corporate obligations rated high-grade at the time of purchase by a NRSRO (e.g. A or better by Moody's, Standard & Poor's or Fitch);

(4) U.S. Government obligations including bills, notes, bonds and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. Government and differ mainly in interest rates, maturities and dates of issue;

(5) Government Agency securities issued or guaranteed by U.S. Government sponsored instrumentalities and Federal agencies. These include securities issued by the Federal Home Loan Banks, Federal Land Bank, Farmers Home Administration, Farm Credit Banks, Federal Intermediate Credit Bank, Fannie Mae, Federal Financing Bank, the Tennessee Valley Authority, and others; and

(6) REPURCHASE AGREEMENTS collateralized by securities listed above.

COMMON STOCKS: are EQUITY SECURITIES which represent an ownership interest in a corporation, entitling the shareholder to voting rights and receipt of dividends paid based on proportionate ownership.

CONVERTIBLES: are convertible bonds or shares of convertible PREFERRED STOCK which may be exchanged for a fixed number of shares of COMMON STOCK at the purchaser's option.

CORPORATES--Corporate bonds: are debt instruments issued by private corporations. Bondholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. The portfolio will buy Corporates subject to any quality constraints. If a security held by the portfolio is down-graded, the portfolio may retain the security if the Adviser deems retention of the security to be in the best interests of the portfolio.

DEPOSITARY RECEIPTS: include both Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs"), in addition to other similar types of depositary shares, and are securities that can be traded in U.S. or foreign securities markets but which represent ownership interests in a security or pool of securities by a foreign or U.S. corporation. Depositary Receipts may be sponsored or unsponsored. The depositary of unsponsored Depositary Receipts may provide less information to receipt holders.

DERIVATIVES: A financial instrument whose value and performance are based on the value and performance of another security or financial instrument. The Adviser will use derivatives only in circumstances where they offer the most economic means of improving the risk/reward profile of the portfolio. The Adviser will not use derivatives to increase portfolio risk above the level that could be achieved in the portfolio using only traditional investment securities. In addition, the Adviser will not use derivatives to acquire exposure to changes in the value of assets or indexes of assets that are not listed in the applicable Allowable Investments for the portfolio. Any applicable limitations are described under each investment definition. The portfolio may enter into over-the-counter Derivatives transactions with counterparties approved by the Adviser in accordance with guidelines established by the Board of Trustees. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties with ratings below AA. Derivatives include, but are not limited to, FORWARDS, FUTURES AND OPTIONS, and SWAPS.

EQUITY SECURITIES: Commonly include but are not limited to COMMON STOCK, PREFERRED STOCK, ADRS, RIGHTS, WARRANTS, CONVERTIBLES, AND FOREIGN EQUITIES. PREFERRED STOCK is contained in both the definition of Equity Securities and FIXED-INCOME SECURITIES since it exhibits characteristics commonly associated with each type.

FIXED-INCOME SECURITIES: Commonly include but are not limited to U.S. GOVERNMENTS, ZERO COUPONS, AGENCIES, CORPORATES, CONVERTIBLES, CASH EQUIVALENTS, REPURCHASE AGREEMENTS, PREFERRED STOCK, and FOREIGN BONDS. PREFERRED STOCK is contained in both the definition of EQUITY SECURITIES and Fixed-Income Securities since it exhibits characteristics commonly associated with each type of security.

FOREIGN BONDS: are FIXED INCOME SECURITIES denominated in foreign currency and issued and traded primarily outside of the U.S., including: (1) obligations issued or guaranteed by foreign national governments, their agencies, instrumentalities, or political subdivisions; (2) debt securities issued, guaranteed or sponsored by supranational

--------------------------------------------------------------------------------
MAS Fund - 10          Terms in BOLD TYPE are defined in the Prospectus Glossary
organizations established or supported by several national governments, including the World Bank, the European Community, the Asian Development Bank and others; and (3) non-government foreign corporate debt securities.

FOREIGN CURRENCY: A portfolio investing in foreign securities will regularly transact security purchases and sales in foreign currencies. The portfolio may hold foreign currency or purchase or sell currencies on a forward basis (see FORWARDS).

FOREIGN EQUITIES: are COMMON STOCK, PREFERRED STOCK, RIGHTS and WARRANTS of foreign issuers denominated in foreign currency and traded primarily in non-U.S. markets. Foreign Equities also include DEPOSITARY RECEIPTS. Investing in foreign companies involves certain special considerations which are not typically associated with investing in U.S. companies.

FORWARDS--Forward Foreign Currency Exchange Contracts: are DERIVATIVES which are used to protect against uncertainty in the level of future foreign exchange rates. A forward foreign currency exchange contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Such contracts do not eliminate fluctuations caused by changes in the local currency prices of the securities, but rather, they establish an exchange rate at a future date. Also, although such contracts can minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they limit any potential gain that might be realized.

The portfolio may use currency exchange contracts in the normal course of business to lock in an exchange rate in connection with purchases and sales of securities denominated in foreign currencies (transaction hedge) or to lock in the U.S. dollar value of portfolio positions (position hedge). In addition, the portfolio may cross hedge currencies by entering into a transaction to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the portfolio has or expects to have portfolio exposure. The portfolio may also engage in proxy hedging which is defined as entering into positions in one currency to hedge investments denominated in another currency, where the two currencies are economically linked. The portfolio's entry into forward contracts, as well as any use of cross or proxy hedging techniques will generally require the portfolio to hold liquid securities or cash equal to the portfolio's obligations in a segregated account throughout the duration of the contract.

The portfolio may also combine forward contracts with investments in securities denominated in other currencies in order to achieve desired credit and currency exposures. Such combinations are generally referred to as synthetic securities. For example, in lieu of purchasing a foreign bond, the portfolio may purchase a U.S. dollar-denominated security and at the same time enter into a forward contract to exchange U.S. dollars for the contract's underlying currency at a future date. By matching the amount of U.S. dollars to be exchanged with the anticipated value of the U.S. dollar-denominated security, the portfolio may be able to lock in the foreign currency value of the security and adopt a synthetic investment position reflecting the credit quality of the U.S. dollar-denominated security.

There is a risk in adopting a transaction hedge or position hedge to the extent that the value of a security denominated in foreign currency is not exactly matched with the portfolio's obligation under the forward contract. On the date of maturity, the portfolio may be exposed to some risk of loss from fluctuations in that currency. Although the Adviser will attempt to hold such mismatching to a minimum, there can be no assurance that the Adviser will be able to do so. For proxy hedges, cross hedges or a synthetic position, there is an additional risk in that these transactions create residual foreign currency exposure. When the portfolio enters into a forward contract for purposes of creating a position hedge, transaction hedge, cross hedge or a synthetic security, it will generally be required to hold liquid securities or cash in a segregated account with a daily value at least equal to its obligation under the forward contract.

FUTURES & OPTIONS--Futures Contracts, Options on Futures Contracts and Options: are DERIVATIVES. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specific security, at a specified future time and price. An option is a legal contract that gives the holder the right to buy or sell a specified amount of the underlying security or futures contract at a fixed or determinable price upon the exercise of the option. A call option conveys the right to buy and a put option conveys the right to sell a specified quantity of the underlying security.

The portfolio will not enter into futures contracts to the extent that its outstanding obligations to purchase securities under these contracts in combination with its outstanding obligations with respect to options transactions would exceed 50% of its total assets. It will maintain assets sufficient to meet its obligations under such contracts in a

--------------------------------------------------------------------------------
Terms in BOLD TYPE are defined in the Prospectus Glossary          MAS Fund - 11
segregated account with the custodian bank or will otherwise comply with the Securities and Exchange Commission's ("SEC's") position on asset coverage.

Possible Risks: The primary risks associated with the use of Futures and Options are (i) imperfect correlation between the change in market value of the securities held by the portfolio and the prices of futures and options relating to the stocks, bonds or futures contracts purchased or sold by the portfolio; and (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures position which could have an adverse impact on the portfolio's ability to execute futures and options strategies. Additional risks associated with options transactions are (i) the risk that an option will expire worthless; (ii) the risk that the issuer of an over-the-counter option will be unable to fulfill its obligation to the portfolio due to bankruptcy or related circumstances; (iii) the risk that options may exhibit greater short-term price volatility than the underlying security; and (iv) the risk that the portfolio may be forced to forego participation in the appreciation of the value of underlying securities, futures contracts or currency due to the writing of a call option.

INVESTMENT COMPANIES: The portfolio is permitted to invest in shares of other open-end or closed-end investment companies. The 1940 Act generally prohibits the portfolio from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of the portfolio's total assets in any one investment company and no more than 10% in any combination of investment companies. The 1940 Act also prohibits the portfolio from acquiring in the aggregate more than 10% of the outstanding voting shares of any registered closed-end investment company.

To the extent the portfolio invests a portion of its assets in Investment Companies, those assets will be subject to the expenses of the investment company as well as to the expenses of the portfolio itself. The portfolio may not purchase shares of any affiliated investment company except as permitted by SEC rule or order.

PREFERRED STOCK: are non-voting ownership shares in a corporation which pay a fixed or variable stream of dividends.

REPURCHASE AGREEMENTS: are transactions by which the portfolio purchases a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase). The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. Such agreements permit the portfolio to keep all its assets at work while retaining overnight flexibility in pursuit of investments of a longer term nature. The Adviser will continually monitor the value of the underlying collateral to ensure that its value, including accrued interest, always equals or exceeds the repurchase price.

Pursuant to an order issued by the SEC, the Fund's portfolios may pool their daily uninvested cash balances in order to invest in Repurchase Agreements on a joint basis. By entering into Repurchase Agreements on a joint basis, it is expected that the portfolios will incur lower transaction costs and potentially obtain higher rates of interest on such Repurchase Agreements. Each portfolio's participation in the income from jointly purchased Repurchase Agreements will be based on that portfolio's percentage share in the total Repurchase Agreement.

RIGHTS: represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance, before the stock is offered to the general public, allowing the stockholder to retain the same ownership percentage after the new stock offering.

SWAPS--Swap Contracts: are DERIVATIVES in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term specified index includes, but is not limited to, currencies, fixed interest rates, prices and total return on interest rate indices, fixed-income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). For example, the portfolio may agree to swap the return generated by a fixed-income index for the return generated by a second fixed-income index. The currency Swaps in which the portfolio may enter will generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such Swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

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MAS Fund - 12          Terms in BOLD TYPE are defined in the Prospectus Glossary

The portfolio will usually enter into Swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the portfolio receiving or paying, as the case may be, only the net amount of the two returns. The portfolio's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid securities. The portfolio will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Board of Trustees.

Possible Risks: Interest rate and total rate of return Swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss with respect to interest rate and total rate of return Swaps is limited to the net amount of interest payments that the portfolio is contractually obligated to make. If the other party to an interest rate or total rate of return swap defaults, the portfolio's risk of loss consists of the net amount of interest payments that the portfolio is contractually entitled to receive. In contrast, currency swaps may involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap may be subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Swaps that include caps, floors, and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than Swaps.

The use of Swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the portfolio would be less favorable than it would have been if this investment technique were not used.

U.S. GOVERNMENTS--U.S. Treasury securities: are FIXED-INCOME SECURITIES which are backed by the full faith and credit of the U.S. Government as to the payment of both principal and interest.

WARRANTS: are options issued by a corporation which give the holder the option to purchase stock.

WHEN-ISSUED SECURITIES: are securities purchased at a certain price even though the securities may not be delivered for up to 90 days. No payment or delivery is made by the portfolio in a when-issued transaction until the portfolio receives payment or delivery from the other party to the transaction. Although the portfolio receives no income from the above described securities prior to delivery, the market value of such securities is still subject to change. As a consequence, it is possible that the market price of the securities at the time of delivery may be higher or lower than the purchase price. The portfolio will maintain with the custodian a segregated account consisting of cash or liquid securities in an amount at least equal to these commitments.

ZERO COUPONS--Zero Coupon Obligations: are FIXED-INCOME SECURITIES that do not make regular interest payments. Instead, zero coupon obligations are sold at substantial discounts from their face value. The difference between a zero coupon obligation's issue or purchase price and its face value represents the imputed interest an investor will earn if the obligation is held until maturity. Zero Coupons may offer investors the opportunity to earn higher yields than those available on ordinary interest-paying obligations of similar credit quality and maturity. However, zero coupon obligation prices may also exhibit greater price volatility than ordinary FIXED-INCOME SECURITIES because of the manner in which their principal and interest are returned to the investor.

                        GENERAL SHAREHOLDER INFORMATION

PURCHASE OF SHARES

Institutional Class Shares are available to clients of the Adviser with combined investments of $5,000,000 and Shareholder Organizations who have a contractual arrangement with the Fund or the Fund's Distributor, including institutions such as trusts, foundations or broker-dealers purchasing for the accounts of others.

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Terms in BOLD TYPE are defined in the Prospectus Glossary          MAS Fund - 13

Institutional Class Shares of the portfolio may be purchased at the net asset value per share next determined after receipt of the purchase order. The portfolio determines net asset value as described under General Shareholder Information-Valuation of Shares each day that the portfolio is open for business. See Other Information-Closed Holidays and General Shareholder Information--Valuation of Shares.

INITIAL PURCHASE BY MAIL: Subject to acceptance by the Fund, an account may be opened by completing and signing an Account Registration Form (provided at the end of the prospectus) and mailing it to MAS Funds c/o Miller Anderson & Sherrerd, LLP, One Tower Bridge, West Conshohocken, Pennsylvania 19428-0868 together with a check ($5,000,000 minimum) payable to MAS Funds.

The portfolio requested should be designated on the Account Registration Form. Subject to acceptance by the Fund, payment for the purchase of shares received by mail will be credited at the net asset value per share of the portfolio next determined after receipt. Such payment need not be converted into Federal Funds (monies credited to the Fund's Custodian Bank by a Federal Reserve Bank) before acceptance by the Fund. Please note that payments to investors who redeem shares purchased by check will not be made until payment of the purchase has been collected, which may take up to eight business days after purchase. Shareholders can avoid this delay by purchasing shares by wire.

INITIAL PURCHASE BY WIRE: Subject to acceptance by the Fund, Institutional Class Shares of the portfolio may also be purchased by wiring Federal Funds to the Fund's Custodian Bank, The Chase Manhattan Bank (see instructions below). A completed Account Registration Form should be forwarded to MAS Funds' Client Services Group in advance of the wire. Notification must be given to MAS Funds' Client Services Group at 1-800-354-8185 prior to the determination of net asset value.

Institutional Class Shares will be purchased at the net asset value per share next determined after receipt of the purchase order. (Prior notification must also be received from investors with existing accounts.) Instruct your bank to send a Federal Funds Wire in a specified amount to the Fund's Custodian Bank using the following wiring instructions:


                            The Chase Manhattan Bank
                            1 Chase Manhattan Plaza
                            New York, NY 10081
                            ABA #021000021
                            DDA #910-2-734143
                            Attn: MAS Funds Subscription Account
                            Ref: (Value Portfolio, Account Number, Account Name)

ADDITIONAL INVESTMENTS: Additional investments of Institutional Class Shares at net asset value may be made at any time (minimum additional investment $1,000) by mailing a check (payable to MAS Funds) to MAS Funds' Client Services Group at the address noted under Initial Purchase by Mail or by wiring Federal Funds to the Custodian Bank as outlined above. Shares will be purchased at the net asset value per share next determined after receipt of the purchase order. Notification must be given to MAS Funds' Client Services Group at 1-800-354-8185 prior to the determination of net asset value.

OTHER PURCHASE INFORMATION: The Fund reserves the right, in its sole discretion, to suspend the offering of the portfolio or to reject any purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund. The Fund also reserves the right, in its sole discretion, to waive the minimum initial and additional investment amounts.

Purchases of the portfolio's shares will be made in full and fractional shares of the portfolio calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued except at the written request of the shareholder. Certificates for fractional shares, however, will not be issued.

Institutional Class Shares of the portfolio are also sold to corporations or other institutions such as trusts, foundations or broker-dealers purchasing for the accounts of others (Shareholder Organizations). Investors purchasing and redeeming shares of the portfolio through a Shareholder Organization may be charged a transaction-based fee or other fee for the services of such organization. Each Shareholder Organization is responsible for transmitting to its

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MAS Fund - 14          Terms in BOLD TYPE are defined in the Prospectus Glossary
customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases and redemptions. Customers of Shareholder Organizations should read this Prospectus in light of the terms governing accounts with their organization. The Fund does not pay compensation to or receive compensation from Shareholder Organizations for the sale of Institutional Class Shares.

REDEMPTION OF SHARES

Shares of the portfolio may be redeemed by mail, or, if authorized, by telephone. No charge is made for redemptions. The value of shares redeemed may be more or less than the purchase price, depending on the net asset value at the time of redemption which is based on the market value of the investment securities held by the portfolio. See Other Information-Closed Holidays and Valuation of Shares.

BY MAIL: The portfolio will redeem shares at the net asset value next determined after the request is received in good order. Requests should be addressed to MAS Funds, c/o Miller Anderson & Sherrerd, LLP, One Tower Bridge, West Conshohocken, PA 19428-0868.

To be in good order, redemption requests must include the following documentation:

(a) The share certificates, if issued;

(b) A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which the shares are registered;

(c) Any required signature guarantees (see Signature Guarantees); and

(d) Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

SIGNATURE GUARANTEES: To protect your account, the Fund and the Administrator from fraud, signature guarantees are required to enable the Fund to verify the identity of the person who has authorized a redemption from an account. Signature guarantees are required for (1) redemptions where the proceeds are to be sent to someone other than the registered shareholder(s) and the registered address, and (2) share transfer requests. Please contact MAS Funds' Client Services Group for further details.

BY TELEPHONE: Provided the Telephone Redemption Option has been authorized by the shareholder on the Account Registration Form, a redemption of shares may be requested by calling MAS Funds' Client Services Group and requesting that the redemption proceeds be mailed to the primary registration address or wired per the authorized instructions. Shares cannot be redeemed by telephone if share certificates are held for those shares.

BY FACSIMILE: Written requests in good order (see above) for redemptions, exchanges, and transfers may be forwarded to the Fund via facsimile. All requests sent to the Fund via facsimile must be followed by a telephone call to MAS Funds' Client Services Group to ensure that the instructions have been properly received by the Fund. The original request must be promptly mailed to MAS Funds, c/o Miller Anderson & Sherrerd, LLP, One Tower Bridge, West Conshohocken, PA 19428-0868.

Neither the Distributor nor the Fund will be responsible for any loss, liability, cost, or expense for acting upon facsimile instructions or upon telephone instructions that they reasonably believe to be genuine. In order to confirm that telephone instructions in connection with redemptions are genuine, the Fund and Distributor will provide written confirmation of transactions initiated by telephone.

Payment of the redemption proceeds will ordinarily be made within three business days after receipt of an order for a redemption. The Fund may suspend the right of redemption or postpone the date of redemption at times when the

--------------------------------------------------------------------------------
Terms in BOLD TYPE are defined in the Prospectus Glossary          MAS Fund - 15

New York Stock Exchange ("NYSE"), the Custodian, or the Fund is closed (see Other Information-Closed Holidays) or under any emergency circumstances as determined by the SEC.

If the Board of Trustees determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay the redemption proceeds in whole or in part by a distribution in-kind of readily marketable securities held by a portfolio in lieu of cash in conformity with applicable rules of the SEC. Investors may incur brokerage charges on the sale of portfolio securities received in such payments of redemptions.

SHAREHOLDER SERVICES

EXCHANGE PRIVILEGE: The portfolio's Institutional Class Shares may be exchanged for shares of the Fund's other portfolios offering Institutional Class Shares based on the respective net asset values of the shares involved. The exchange privilege is only available, however, with respect to portfolios that are qualified for sale in a shareholder's state of residence. There are no exchange fees. Exchange requests should be sent to MAS Funds, c/o Miller Anderson & Sherrerd, LLP, One Tower Bridge, West Conshohocken, PA 19428-0868.

Because an exchange of shares amounts to a redemption from one portfolio and purchase of shares of another portfolio, the above information regarding purchase and redemption of shares applies to exchanges. Shareholders should note that an exchange between portfolios is considered a sale and purchase of shares. The sale of shares may result in a capital gain or loss for tax purposes.

The officers of the Fund reserve the right not to accept any request for an exchange when, in their opinion, the exchange privilege is being used as a tool for market timing. The Fund reserves the right to change the terms or conditions of the exchange privilege discussed herein upon sixty days' notice.

TRANSFER OF REGISTRATION: The registration of Fund shares may be transferred by writing to MAS Funds, c/o Miller Anderson & Sherrerd, LLP, One Tower Bridge, West Conshohocken, PA 19428-0868. As in the case of redemptions, the written request must be received in good order as defined above. Unless shares are being transferred to an existing account, requests for transfer must be accompanied by a completed Account Registration Form for the receiving party.

VALUATION OF SHARES

Net asset value per share is determined by dividing the total market value of the portfolio's investments and other assets, less any liabilities, by the total outstanding shares of the portfolio. Net asset value per share is determined as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day the portfolio is open for business (See Other Information-Closed Holidays). EQUITY SECURITIES listed on a U.S. securities exchange or Nasdaq for which market quotations are available are valued at the last quoted sale price on the day the valuation is made. Price information on listed EQUITY SECURITIES is taken from the exchange where the security is primarily traded. EQUITY SECURITIES listed on a foreign exchange are valued at the latest quoted sales price available before the time when assets are valued. For purposes of net asset value per share, all assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the bid price of such currencies against U.S. dollars. Unlisted EQUITY SECURITIES and listed U.S. EQUITY SECURITIES not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked price. The values of other assets and securities for which no quotations are readily available (including restricted securities), and, to the extent permitted by the SEC, securities for which the value has been materially affected by events occurring after the close of the market on which they principally trade, are determined in good faith at fair value using methods approved by the Trustees.

Net asset value per share for Investment Class Shares, Institutional Class Shares and Adviser Class Shares may differ due to class-specific expenses paid by each class, and the shareholder servicing fees charged to Investment Class Shares and distribution fees charged to Adviser Class Shares.


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MAS Fund - 16          Terms in BOLD TYPE are defined in the Prospectus Glossary

DIVIDENDS, DISTRIBUTIONS AND TAXES

The portfolio normally distributes substantially all of its net investment income to shareholders on a quarterly basis.

If the portfolio does not have income available to distribute, as determined in compliance with the appropriate tax laws, no distribution will be made.

If any net gains are realized from the sale of underlying securities, the portfolio normally distributes such gains with the last distribution for the calendar year.

All dividends and capital gains distributions are automatically paid in additional shares of the portfolio unless the shareholder elects otherwise. Such election must be made in writing to the Fund and may be made on the Account Registration Form.

Undistributed net investment income is included in the portfolio's net assets for the purpose of calculating net asset value per share. Therefore, on the ex-dividend date, the net asset value per share excludes the dividend (i.e., is reduced by the per share amount of the dividend). Dividends paid shortly after the purchase of shares by an investor, although in effect a return of capital, are taxable as ordinary income.

TAXES: The following is a summary of some important tax issues that affect the portfolio and its shareholders. The summary is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the tax treatment of the portfolio or its shareholders. More information about taxes is in the Statement of Additional Information. Shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local income taxes.

FEDERAL TAXES: The portfolio is treated as a separate entity for federal income tax purposes and intends to qualify for the special tax treatment afforded regulated investment companies. As such, the portfolio will not be subject to federal income tax to the extent it distributes net investment company taxable income and net capital gains to shareholders. The Fund will notify shareholders annually as to the tax classification of all distributions.

Income dividends received by shareholders will be taxable as ordinary income, whether received in cash or in additional shares. Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive which are attributable to dividends received by the portfolio from U.S. corporations. Capital gains distributions are taxable to shareholders at capital gains rates. The portfolio will designate capital gains distributions to individual shareholders as either subject to the federal capital gains rate imposed on property held for more than 18 months or on property held for more than 1 year but not more than 18 months.

Distributions paid in January but declared by the portfolio in October, November or December of the previous year are taxable to shareholders in the previous year.

The portfolio intends to declare and pay dividends and distributions so as to avoid imposition of the federal excise tax applicable to regulated investment companies. Further discussion is included in the Statement of Additional Information.

The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends and capital gains distributions) paid to shareholders. In order to avoid this withholding requirement, shareholders must certify on their Account Registration Forms that their Social Security Number or Taxpayer Identification Number is correct, and that they are not subject to backup withholding. Exchanges and redemptions of shares in the portfolio are taxable events.

FOREIGN INCOME TAXES: Investment income received by the portfolio from sources within foreign countries may be subject to foreign income taxes withheld at the source.



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Terms in BOLD TYPE are defined in the Prospectus Glossary          MAS Fund - 17

STATE AND LOCAL INCOME TAXES: The Fund is formed as a Pennsylvania Business Trust and is not liable for any corporate income or franchise tax in the Commonwealth of Pennsylvania. Shareholders should consult their tax advisors for the state and local income tax consequences of distributions from the portfolio.

TRUSTEES OF THE TRUST: The affairs of the Trust are supervised by the Trustees under the laws governing business trusts in the Commonwealth of Pennsylvania. The Trustees have approved contracts under which, as described above, certain companies provide essential management, administrative and shareholder services to the Trust.

INVESTMENT ADVISER: The Investment Adviser to the Fund, Miller Anderson & Sherrerd, LLP (the "Adviser"), is a Pennsylvania limited liability partnership founded in 1969, wholly owned by indirect subsidiaries of Morgan Stanley Dean Witter & Co., and is located at One Tower Bridge, West Conshohocken, PA 19428. The Adviser provides investment services to employee benefit plans, endowment funds, foundations and other institutional investors and as of March 31, 1998 had in excess of $67.1 billion in assets under management. On May 31, 1997, Morgan Stanley Group Inc., then the indirect parent of the Adviser, merged with Dean Witter, Discover & Co. to form Morgan Stanley Dean Witter & Co. (formerly, Morgan Stanley, Dean Witter, Discover & Co.) In connection with this transaction, the Adviser entered into a new Investment Management Agreement ("Agreement") with MAS Funds dated May 31, 1997, which Agreement was approved by the shareholders of each portfolio at a special meeting held on May 1, 1997 or at an adjournment of such meeting held on May 12, 1997. The Adviser will retain its name and remain at its current location, One Tower Bridge, West Conshohocken, PA 19428. The Adviser will continue to provide investment counseling services to employee benefit plans, endowments, foundations and other institutional investors.

Under the Agreement with the Fund, the Adviser, subject to the control and supervision of the Fund's Board of Trustees and in conformance with the stated investment objectives and policies of each portfolio of the Fund, manages the investment and reinvestment of the assets of each portfolio of the Fund. In this regard, it is the responsibility of the Adviser to make investment decisions for the Fund's portfolios and to place each portfolio's purchase and sales orders. As compensation for the services rendered by the Adviser under the Agreement, the portfolio pays the Adviser an advisory fee calculated by applying a quarterly rate. The Adviser's contractual rate (annualized) for the portfolio's 1997 fiscal year was 0.500% and the Adviser's actual rate of compensation was 0.500%.

PORTFOLIO MANAGEMENT

A description of the business experience during the past five years for each of the investment professionals who are primarily responsible for the day-to-day management of the portfolio is as follows:

Richard M. Behler, Principal, Morgan Stanley, joined MAS in 1995. He served as a Portfolio Manager from 1992 through 1995 for Moore Capital Management. He assumed responsibility for the Value Portfolio in 1996.

Nicholas J. Kovich, Managing Director, Morgan Stanley, joined MAS in 1988. He assumed responsibility for the Equity Portfolio in 1994 and the Value Portfolio in 1997.

Robert J. Marcin, Managing Director, Morgan Stanley, joined MAS in 1988. He assumed responsibility for the Value Portfolio in 1990 and the Equity Portfolio in 1994.

ADMINISTRATIVE SERVICES: MAS serves as Administrator to the Fund pursuant to an Administration Agreement dated as of November 18, 1993. Under its Administration Agreement with the Fund, MAS receives an annual fee, accrued daily and payable monthly, of 0.08% of the Fund's average daily net assets, and is responsible for all fees payable under any sub-administration agreements. Chase Global Funds Services Company, a subsidiary of The Chase Manhattan Bank, 73 Tremont Street, Boston MA 02108-3913, serves as Transfer Agent to the Fund pursuant to an agreement also dated as of November 18, 1993, and provides fund accounting and other services pursuant to a sub-administration agreement with MAS as Administrator.

GENERAL DISTRIBUTION AGENT: Shares of the Fund are distributed exclusively through MAS Fund Distribution, Inc., a wholly-owned subsidiary of the Adviser.

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MAS Fund - 18          Terms in BOLD TYPE are defined in the Prospectus Glossary

PORTFOLIO TRANSACTIONS: The investment advisory agreement authorizes the Adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for each of the Fund's portfolios and directs the Adviser to use its best efforts to obtain the best execution with respect to all transactions for the portfolios. In doing so, a portfolio may pay higher commission rates or markups on principal transactions than the lowest available when the Adviser believes it is reasonable to do so in light of the value of the research, statistical, and pricing services provided by the broker or dealer effecting the transaction.

It is not the Fund's practice to allocate brokerage or principal business on the basis of sales of shares which may be made through intermediary brokers or dealers. However, the Adviser may place portfolio orders with qualified broker-dealers who recommend the Fund's Portfolios or who act as agents in the purchase of shares of the portfolios for their clients.

Some securities considered for investment by each of the Fund's portfolios may also be appropriate for other clients served by the Adviser. The Adviser may place a combined order for two or more accounts or portfolios for the purchase or sale of the same security if, in its judgement, joint execution is in the best interest of each participant and will result in best price and execution. If purchase or sale of securities consistent with the investment policies of a portfolio and one or more of these other clients served by the Adviser is considered at or about the same time, transactions in such securities will be allocated among the portfolio and clients in a manner deemed fair and reasonable by the Adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Adviser, and the results of such allocations, are subject to periodic review by the Fund's Trustees. The Adviser may use its broker dealer affiliates, including Morgan Stanley & Co., a wholly owned subsidiary of Morgan Stanley Dean Witter & Co., the parent of MAS's general partner and limited partner, to carry out the Fund's transactions, provided the Fund receives brokerage services and commission rates comparable to those of other broker dealers.

OTHER INFORMATION: Description of Shares and Voting Rights: The Fund was established under Pennsylvania law by a Declaration of Trust dated February 15, 1984, as amended and restated as of November 18, 1993. The Fund is authorized to issue an unlimited number of shares of beneficial interest, without par value, from an unlimited number of series (portfolios) of shares. Currently the Fund consists of twenty-nine portfolios.

The shares of the Fund are fully paid and non-assessable, and have no preference as to conversion, exchange, dividends, retirement or other features. The shares of the Fund have no preemptive rights. The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. Shareholders are entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in their name on the books of the Fund.

Meetings of shareholders will not be held except as required by the 1940 Act and other applicable law. A meeting will be held to vote on the removal of a Trustee or Trustees of the Fund if requested in writing by the holders of not less than 10% of the outstanding shares of the Fund. The Fund will assist in shareholder communication in such matters to the extent required by law.

CUSTODIANS: The Chase Manhattan Bank, New York, NY and Morgan Stanley Trust Company (NY), Brooklyn, NY serve as custodians for the Fund. The custodians hold cash, securities and other assets as required by the 1940 Act.

TRANSFER AND DIVIDEND DISBURSING AGENT: Chase Global Funds Services Company, a subsidiary of The Chase Manhattan Bank, 73 Tremont Street, Boston, MA 02108-3913, serves as the Funds' Transfer Agent and dividend disbursing agent.

REPORTS: Shareholders receive semi-annual and annual financial statements. Annual financial statements are audited by Price Waterhouse LLP, independent accountants.

LITIGATION: The Fund is not involved in any litigation.


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Terms in BOLD TYPE are defined in the Prospectus Glossary          MAS Fund - 19

CLOSED HOLIDAYS: Currently, the weekdays on which the portfolio is closed for business are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

YEAR 2000: The management and distribution services provided to the Fund by the Adviser and the Distributor depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or 1980, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the handling of securities trades, pricing and account services. The Adviser and the Distributor have been actively working on necessary change s to their own computer systems to deal with the year 2000 problem and expect that their systems will be adapted before that date. There can be no assurance, however, that they will be successful. In addition, other unaffiliated service providers may be faced with similar problems. The Adviser and theDistributor are monitoring their remedial efforts, however, there can be no assurance that they and the services they provide will not be adversely affected.

In addition, it is possible that the markets for securities in which the portfolios invest may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production problems for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial and may be reported inconsistently in U.S. and foreign financial statements. Accordingly, the portfolio's investments may be adversely affected.

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MAS Fund - 20          Terms in BOLD TYPE are defined in the Prospectus Glossary

TRUSTEES AND OFFICERS

The following is a list of the Trustees and the principal executive officers of the Fund and a brief statement of their present positions and principal occupations during the past five years:

THOMAS L. BENNETT,* Chairman of the Board of Trustees; Managing Director, Morgan Stanley; Portfolio Manager and member of the Executive Committee, Miller Anderson & Sherrerd, LLP; Director, MAS Fund Distribution, Inc.; formerly, Director, Morgan Stanley Universal Funds, Inc.

THOMAS P. GERRITY, Trustee; Dean and Reliance Professor of Management and Private Enterprise, Wharton School of Business, University of Pennsylvania; Director, Digital Equipment Corporation; Director, Sun Company, Inc.; Director, Fannie Mae; Director, Reliance Group Holdings; Director, CVS Corporation; Director, IKON Office Solutions, Inc.; formerly, Director, Union Carbide Corporation.

JOSEPH P. HEALEY, Trustee; Headmaster, Haverford School; formerly Dean, Hobart College; Associate Dean, William & Mary College.

JOSEPH J. KEARNS, Trustee; investment consultant; Chief Investment Officer, The
J. Paul Getty Trust; Director, Electro Rent Corporation; Trustee, Southern California Edison Nuclear Decommissioning Trust; Director, The Ford Family Foundation.

VINCENT R. MCLEAN, Trustee; Director, Legal and General America, Inc.; Director, William Penn Life Insurance Company of New York; formerly, Executive Vice President, Chief Financial Officer, Director and Member of the Executive Committee of Sperry Corporation (now part of Unisys Corporation).

C. OSCAR MORONG, JR., Trustee; Managing Director, Morong Capital Management; Director, Ministers and Missionaries Benefit Board of American Baptist Churches, The Indonesia Fund, The Landmark Funds; formerly, Senior Vice President and Investment Manager for CREF, TIAA-CREF Investment Management, Inc.

*Trustee Bennett is deemed to be an "interested person" of the Fund as that term is defined in the Investment Company Act of 1940, as amended.

--------------------------------------------------------------------------------

JAMES D. SCHMID, President, MAS Funds; Principal, Morgan Stanley; Head of Mutual Funds, Miller Anderson & Sherrerd, LLP; Director, MAS Fund Distribution, Inc.; formerly, Chairman of the Board of Directors, The Minerva Fund, Inc.; formerly, Vice President, The Chase Manhattan Bank.

LORRAINE TRUTEN, CFA, Vice President, MAS Funds; Principal, Morgan Stanley; Head of Mutual Fund Services, Miller Anderson & Sherrerd, LLP; President, MAS Fund Distribution, Inc.

JAMES A. GALLO, Treasurer, MAS Funds; Head of Fund Administration, Miller, Anderson and Sherrerd, LLP; formerly, Manager, Investment Accounting and then Vice President and Director of Investment Accounting, PFPC, Inc.

JOHN H. GRADY, JR., Secretary, MAS Funds; Partner, Morgan, Lewis &Bockius LLP.

RICHARD J. SHOCH, Assistant Secretary, MAS Funds; Fund Compliance Officer, Miller, Anderson & Sherrerd, LLP; formerly, Fund Legal Administrator and then Counsel, Vice President and Assistant Secretary, SEI Corporation.

--------------------------------------------------------------------------------
Terms in BOLD TYPE are defined in the Prospectus Glossary          MAS Fund - 21

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--MAS---------------------------------------------------------------------------------ACCOUNT REGISTRATION FORM---------------------
MAS FUNDS
                                                                                          MAS Fund Distribution, Inc.
                                                                                          General Distribution Agent
------------------------------------------------------------------------------------------------------------------------------------
(1)                   |
REGISTRATION/PRIMARY  ||_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
MAILING ADDRESS       |
                      ||_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
                      |
                      | Attention  |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
Confirmations and     |
month-end statements  | Street or P.O. Box |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
will be mailed        |
to this address.      | City   |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_| State |_|_|  Zip  |_|_|_|_|_|-|_|_|_|_|
                      |
                      | Telephone No.  |_|_|_|-|_|_|_|-|_|_|_|_|_|
                      |
                      | Form of Business
                      | Entity:            [ ] Corporation   [ ] Partnership   [ ] Trust   [ ] Other _____________________________
                      | Type of Account:   [ ] Defined Benefit Plan  [ ] Defined Contribution Plan  [ ] Profit Sharing/Thrift Plan
                      |
                      |                    [ ] Other Employee Benefit Plan ___________________________________________
                      |
                      |                    [ ] Endowment   [ ] Foundation   [ ] Taxable   [ ] Other (Specify)_________
                      |
                      | [ ] United States Citizen  [ ] Resident Alien  [ ] Non-Resident Alien, Indicate Country of Residence _______
------------------------------------------------------------------------------------------------------------------------------------
(2)                   |
INTERESTED PARTY      |
OPTION                |
                      |
In addition to the    |Attention |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
account statement     |
sent to the above     | Company
registered address,   | (If Applicable)  |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
the Fund is           |
authorized to mail    | Street or P.O. Box |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
duplicate statements  |
to the name and       | City   |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_| State |_|_|  Zip  |_|_|_|_|_|-|_|_|_|_|
address provided      |
at right.             | Telephone No.  |_|_|_|-|_|_|_|-|_|_|_|_|_|
                      |
For additional        |
interested party      |
mailings, please      |
attach a separate     |
sheet.                |
------------------------------------------------------------------------------------------------------------------------------------

(3) INVESTMENT
    For Purchase of:

    [ ] NY Municipal Portfolio  $_________________

------------------------------------------------------------------------------------------------------------------------------------

(4) TAXPAYER IDENTIFICATION NUMBER
     Part 1.

        Social Security Number                                           IMPORTANT TAX INFORMATION

        |_|_|_|-|_|_|-|_|_|_|_|                  You (as a payee) are required by law to provide us (as payer) with your correct taxpayer identification number. Accounts that have a missing or incorrect
                 or                              taxpayer identification number will be or subject to backup withholding at a 31%
    Employer Identification Number               rate on ordinary income and capital gains distribution as well as redemptions.
                                                 Backup withholding is not an additional tax; the tax liability of person subject
          |_|_|-|_|_|_|_|_|_|_|                  to backup withholding will be reduced by the amount of tax withheld.

Part 2. BACKUP WITHHOLDING                       You may be notified that you are subject to backup withholding under section
                                                 3406(a)(1)(C) because you have underreported interest or dividends or you were
[ ] Check the box if the account                 required to, but failed to, file a return which would have included a reportable
Backup Withholding under the provisions          interest or dividend payment. If you have been is subject to so notified, check
of Section 3406(a)(1)(C) of the                  the box in PART 2 at left.
Internal Revenue Code.

------------------------------------------------------------------------------------------------------------------------------------




  MILLER
  ANDERSON
__& SHERRERD, LLP __ ONE TOWER BRIDGE o WEST CONSHOHOCKEN, PA 19428 o 800-354-8185 ________________________________________________

                                                                                                                   SIDE ONE OF TWO +
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--MAS-------------------------------------------------------------------------------------------------------------------------------
MAS FUNDS

(5) TELEPHONE REDEMPTION OPTION

Please sign below if you wish to redeem or exchange shares by telephone. Redemption proceeds requested by phone may only be mailed to the account's primary registration address or wired according to bank instructions provided in writing. A signature guarantee is required if the bank account listed below is not registered identically to your Fund Account. The Fund and its agents shall not be liable for reliance on phone instructions reasonably believed to be genuine. The Fund will maintain procedures designed to authenticate telephone instructions received.

Telephone requests for redemptions or exchanges will not be honored unless signature appears below.

(X)
-----------------------------------------------------------------------------------------------
Signature                                                                 Date

------------------------------------------------------------------------------------------------------------------------------------

(6) WIRING INSTRUCTIONS -- THE INSTRUCTIONS PROVIDED BELOW MAY ONLY BE CHANGED BY WRITTEN NOTIFICATION.

    Please check appropriate box(es):

    [ ] Wire redemption proceeds
    [ ] Wire distribution proceeds (please complete box (7) below)

     ____________________________________________________________________           _____________________________________________
            Name of Commercial Bank (Net Savings Bank)                                              Bank Account No.

     ____________________________________________________________________________________________________________________________
                                           Name(s) in which your Bank Account is Established

     ____________________________________________________________________________________________________________________________
                                                         Bank's Street Address

     ___________________________________________________________________________________________   ______________________________
      City                                         State                               Zip             Routing/ABA  Number

------------------------------------------------------------------------------------------------------------------------------------

(7) DISTRIBUTION OPTION -- Income dividends and capital gains distributions (if     |  (8) WIRING
any) will be reinvested in additional shares if no box is checked below. THE        |      INSTRUCTIONS
INSTRUCTIONS PROVIDED BELOW MAY ONLY BE CHANGED BY WRITTEN NOTIFICATION.            |      FOR PURCHASING SHARES BY WIRE,
                                                                                    |      PLEASE SEND A FEDWIRE PAYMENT TO:
                                                                                    |
[ ] Income dividends and capital gains to be paid in cash.                          |      THE CHASE MANHATTAN BANK
                                                                                    |      1 Chase Manhattan Plaza
[ ] Income dividends to be paid in cash and capital gains distribution in           |      New York, NY 10081
    additional shares.                                                              |      ABA# 021000021
                                                                                    |      DDA# 910-2-734143
[ ] Income dividends and capital gains to be reinvested in                          |
    additional shares.                                                              |      Attn: MAS Funds Subscription Account
                                                                                    |      Ref. (NY Municipal Portfolio, your
If cash option is chosen, please indicate instructions below:                       |           Account number,
                                                                                    |           your Account name)
[ ] Mail distribution check to the name and address in which account is             |
    registered.                                                                     |
                                                                                    |
[ ] Wire distribution to the same commercial bank indicated in Section 6 above.     |
                                                                                    |
------------------------------------------------------------------------------------------------------------------------------------

SIGNATURE(S) OF ALL HOLDERS AND TAXPAYER CERTIFICATION
The undersigned certify that I/we have full authority and legal capacity to purchase shares of the Fund and affirm that I/we have received a current MAS Funds Prospectus and agree to be bound by its terms. UNDER PENALTIES OF PERJURY I/WE CERTIFY THAT THE
INFORMATION PROVIDED IN SECTION 4 ABOVE IS TRUE, CORRECT AND COMPLETE. THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO
ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.

(X)__________________________________________________________       ______________________________________________________________
SIGNATURE                                             DATE         |                                                              |
                                                                   |                                                              |
(X)__________________________________________________________      | FOR INTERNAL USE ONLY                                        |
SIGNATURE                                             DATE         |                                                              |
                                                                   | (X)________________________________________________________  |
(X)__________________________________________________________      | Signature                                          Date      |
SIGNATURE                                             DATE         |                                                              |
                                                                   |  __________________________________________________________  |
(X)__________________________________________________________      |                                                              |
SIGNATURE                                             DATE         |     O [ ]         F [ ]                                      |
                                                                   |                                                              |
          THIS APPLICATION IS SEPARATE FROM THE PROSPECTUS.        |                                                              |
                                                                   |______________________________________________________________|

  MILLER
  ANDERSON
__& SHERRERD, LLP __ ONE TOWER BRIDGE o WEST CONSHOHOCKEN, PA 19428 o 800-354-8185 ________________________________________________

                                                                                                                     SIDE TWO OF TWO
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--------------------------------------------------------------------------------
MAS Fund - 25          Terms in BOLD TYPE are defined in the Prospectus Glossary


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--------------------------------------------------------------------------------
Terms in BOLD TYPE are defined in the Prospectus Glossary          MAS Fund - 26

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--------------------------------------------------------------------------------
MAS Fund - 27          Terms in BOLD TYPE are defined in the Prospectus Glossary

MAS                                                                   PROSPECTUS
---------
MAS FUNDS

                                VALUE PORTFOLIO

                                 MARCH 16, 1998,
                            AS REVISED JUNE 16, 1998

INVESTMENT ADVISER AND ADMINISTRATOR:        TRANSFER AGENT:

MILLER ANDERSON & SHERRERD, LLP              CHASE GLOBAL FUNDS SERVICES COMPANY
ONE TOWER BRIDGE                             73 TREMONT STREET
WEST CONSHOHOCKEN,                           BOSTON, MASSACHUSETTS 02108-0913
PENNSYLVANIA 19428-2899

                           GENERAL DISTRIBUTION AGENT:

                           MAS FUND DISTRIBUTION, INC.
                           ONE TOWER BRIDGE
                           P.O. BOX 868
                           WEST CONSHOHOCKEN,
                           PENNSYLVANIA 19428-0868


--------------------------------------------------------------------------------

                                                    TABLE OF CONTENTS

                                             Page                                                              Page
Fund Expenses                                  2                    Redemption of Shares                        15
Prospectus Summary                             3                    Shareholder Services                        16
Financial Highlights                           5                    Valuation of Shares                         16
Yield and Total Return                         6                    Dividends, Distributions and Taxes          17
Investment Suitability                         6                  Investment Adviser                            18
Investment Limitations                         7                  Portfolio Management                          18
Portfolio Summary                              8                  Administrative Services                       18
Prospectus Glossary                                               General Distribution Agent                    18
    Strategy                                   9                  Portfolio Transactions                        19
    Investments                                9                  Other Information                             19
General Shareholder Information                                   Trustees and Officers                         21
    Purchase of Shares                        13



  MILLER
  ANDERSON
& SHERRERD, LLP __ ONE TOWER BRIDGE o WEST CONSHOHOCKEN, PA 19428 o 800-354-8185